Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Automobiles (7.6%)
Tesla, Inc. (a)	46,287	$12,110

Biotechnology (1.1%)
Roivant Sciences Ltd. (a)	153,943	1,777

Broadline Retail (7.3%)
Amazon.com, Inc. (a)	38,104	7,100
MercadoLibre, Inc. (a)	2,142	4,395
		11,495
Capital Markets (4.6%)
Intercontinental Exchange, Inc.	45,081	7,242

Entertainment (5.2%)
ROBLOX Corp., Class A (a)	186,587	8,258

Financial Services (4.7%)
Adyen NV (Netherlands) (a)	4,234	6,629
Block, Inc., Class A (a)	11,700	785
		7,414
Ground Transportation (4.8%)
Uber Technologies, Inc. (a)	50,884	3,824
Union Pacific Corp.	15,255	3,760
		7,584
Hotels, Restaurants & Leisure (13.1%)
Airbnb, Inc., Class A (a)	49,048	6,220
DoorDash, Inc., Class A (a)	101,778	14,526
		20,746
Information Technology Services (19.7%)
Cloudflare, Inc., Class A (a)	172,439	13,949
Shopify, Inc., Class A (Canada) (a)	138,915	11,133
Snowflake, Inc., Class A (a)	53,721	6,170
		31,252
Life Sciences Tools & Services (2.7%)
Danaher Corp.	15,328	4,261

Media (7.4%)
Trade Desk, Inc., Class A (a)	106,421	11,669

Pharmaceuticals (4.4%)
Royalty Pharma PLC, Class A	246,678	6,979

Software (9.0%)
Bill Holdings, Inc. (a)	46,310	2,443
Crowdstrike Holdings, Inc., Class A (a)	8,363	2,346
MicroStrategy, Inc., Class A (a)	41,721	7,034
Procore Technologies, Inc. (a)	40,345	2,490
		14,313
Specialized REITs (3.1%)
American Tower Corp. REIT	20,852	4,849

Specialty Retail (1.7%)
Floor & Decor Holdings, Inc., Class A (a)	21,644	2,688
Total Common Stocks (Cost $108,883)		152,637

Investment Company (2.5%)
iShares Bitcoin Trust ETF (a) (Cost $4,283)	110,682	3,999

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $2,067)	2,066,855	2,067
Total Investments Excluding Purchased Options (100.2%) (Cost $115,233)		158,703
Total Purchased Options Outstanding (0.1%) (Cost $560)		142
Total Investments (100.3%) (Cost $115,793) (c)(d)(e)(f)		158,845
Liabilities in Excess of Other Assets (–0.3%)		(402)
Net Assets (100.0%)		$158,443

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $6,629,000 and 4.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,345,000 and the aggregate gross unrealized depreciation is approximately $7,293,000, resulting in net unrealized appreciation of approximately $43,052,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	19,367,044	$19,367	$57	$80	$(23)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan–25	51,817,605	51,818	15	196	(181)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	17,819,117	17,819	37	78	(41)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	48,537,601	48,538	33	206	(173)
							$142	$560	$(418)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.9%
Information Technology Services	19.7
Hotels, Restaurants & Leisure	13.1
Software	9.0
Automobiles	7.6
Media	7.3
Broadline Retail	7.2
Entertainment	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Beverages (5.3%)
Coca-Cola Co.	547	$39
Constellation Brands, Inc., Class A	139	36
		75
Capital Markets (9.0%)
CME Group, Inc.	164	36
FactSet Research Systems, Inc.	40	19
Intercontinental Exchange, Inc.	335	54
S&P Global, Inc.	35	18
		127
Electronic Equipment, Instruments & Components (1.9%)
CDW Corp.	114	26

Financial Services (5.8%)
Jack Henry & Associates, Inc.	41	7
Visa, Inc., Class A	271	75
		82
Health Care Equipment & Supplies (8.4%)
Abbott Laboratories	290	33
Becton Dickinson & Co.	163	39
Hologic, Inc. (a)	286	23
Steris PLC	94	23
		118
Health Care Providers & Services (3.4%)
UnitedHealth Group, Inc.	82	48

Hotels, Restaurants & Leisure (3.0%)
Booking Holdings, Inc.	10	42

Household Products (2.8%)
Procter & Gamble Co.	231	40

Information Technology Services (4.3%)
Accenture PLC, Class A	173	61

Insurance (6.0%)
Aon PLC, Class A	147	51
Arthur J Gallagher & Co.	119	33
		84
Interactive Media & Services (4.3%)
Alphabet, Inc., Class A	363	60

Life Sciences Tools & Services (8.0%)
IQVIA Holdings, Inc. (a)	147	35
Revvity, Inc.	268	34
Thermo Fisher Scientific, Inc.	71	44
		113
Machinery (3.2%)
Otis Worldwide Corp.	429	45

Pharmaceuticals (1.9%)
Zoetis, Inc.	133	26

Professional Services (7.5%)
Automatic Data Processing, Inc.	167	46
Broadridge Financial Solutions, Inc.	165	36
Equifax, Inc.	82	24
		106
Semiconductors & Semiconductor Equipment (4.0%)
Texas Instruments, Inc.	273	56

Software (12.5%)
Constellation Software, Inc. (Canada)	12	39
Microsoft Corp.	226	97
Roper Technologies, Inc.	71	40
		176
Specialty Retail (2.0%)
AutoZone, Inc. (a)	9	28

Tobacco (1.6%)
Philip Morris International, Inc.	177	22
Total Common Stocks (Cost $1,114)		1,335

	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	16	—

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $19)	18,889	19
Total Investments (96.2%) (Cost $1,133) (c)(d)		1,354
Other Assets in Excess of Liabilities (3.8%)		53
Net Assets (100.0%)		$1,407

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $222,000 and the aggregate gross unrealized depreciation is approximately $1,000, resulting in net unrealized appreciation of approximately $221,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.8%
Software	13.1
Capital Markets	9.3
Health Care Equipment & Supplies	8.7
Life Sciences Tools & Services	8.3
Professional Services	7.9
Insurance	6.3
Financial Services	6.0
Beverages	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (100.1%)
China (49.7%)
China Resources Mixc Lifestyle Services Ltd. (a)	422,600	$1,859
Full Truck Alliance Co. Ltd. ADR	562,376	5,067
Greentown Service Group Co. Ltd. (a)	1,418,000	841
Haidilao International Holding Ltd. (a)	2,604,000	6,232
KE Holdings, Inc. ADR	220,827	4,397
Kuaishou Technology (a)(b)	446,500	3,068
Kweichow Moutai Co. Ltd., Class A	28,694	7,031
Meituan, Class B (a)(b)	420,620	8,932
PDD Holdings, Inc. ADR (b)	33,228	4,479
Qifu Technology, Inc. ADR	162,002	4,829
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	55,900	2,305
Tencent Holdings Ltd. (a)	114,300	6,356
Trip.com Group Ltd. ADR (b)	168,754	10,029
Wuliangye Yibin Co. Ltd., Class A	116,200	2,659
		68,084
Hong Kong (3.0%)
AIA Group Ltd.	463,500	4,048

India (26.9%)
Axis Bank Ltd.	328,797	4,834
HDFC Bank Ltd.	339,538	6,992
ICICI Bank Ltd. ADR	307,853	9,189
Indian Hotels Co. Ltd.	124,774	1,020
MakeMyTrip Ltd. (b)	29,743	2,765
Titan Co. Ltd.	118,867	5,421
Zomato Ltd. (b)	2,032,154	6,614
		36,835
Korea, Republic of (12.3%)
Coupang, Inc. (b)	370,416	9,094
KakaoBank Corp.	229,744	3,705
NAVER Corp.	27,551	3,549
Webtoon Entertainment, Inc. (b)	49,765	569
		16,917
Singapore (3.5%)
Grab Holdings Ltd., Class A (b)	1,278,764	4,859

Taiwan (4.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	213,000	6,423
Total Investments (100.1%) (Cost $99,447) (c)(d)(e)		137,166
Liabilities in Excess of Other Assets (–0.1%)		(161)
Net Assets (100.0%)		$137,005

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The approximate fair value and percentage of net assets, $81,889,000 and 59.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $45,511,000 and the aggregate gross unrealized depreciation is approximately $7,792,000, resulting in net unrealized appreciation of approximately $37,719,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Hotels, Restaurants & Leisure	26.0%
Banks	18.0
Other*	16.9
Broadline Retail	9.9
Interactive Media & Services	9.8
Ground Transportation	7.2
Beverages	7.0
Real Estate Management & Development	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Brazil (7.3%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	60,034	$996
NU Holdings Ltd., Class A (a)	117,921	1,610
		2,606
China (38.2%)
China Resources Mixc Lifestyle Services Ltd. (b)	107,600	473
Full Truck Alliance Co. Ltd. ADR	101,576	915
Haidilao International Holding Ltd. (b)	469,000	1,122
KE Holdings, Inc. ADR	44,670	889
Kuaishou Technology (a)(b)	78,300	538
Kweichow Moutai Co. Ltd., Class A	5,689	1,394
Meituan, Class B (a)(b)	107,380	2,280
PDD Holdings, Inc. ADR (a)	6,001	809
Qifu Technology, Inc. ADR	30,273	903
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,000	371
Tencent Holdings Ltd. (b)	22,800	1,268
Trip.com Group Ltd. ADR (a)	36,557	2,173
Wuliangye Yibin Co. Ltd., Class A	20,700	474
		13,609
India (24.2%)
Axis Bank Ltd.	86,054	1,265
HDFC Bank Ltd.	78,245	1,612
ICICI Bank Ltd. ADR	69,392	2,071
Indian Hotels Co. Ltd.	31,785	260
MakeMyTrip Ltd. (a)	7,187	668
Titan Co. Ltd.	25,628	1,169
Zomato Ltd. (a)	486,368	1,583
		8,628
Korea, Republic of (11.1%)
Coupang, Inc. (a)	92,649	2,274
KakaoBank Corp.	42,386	684
NAVER Corp.	6,770	872
Webtoon Entertainment, Inc. (a)	12,336	141
		3,971
Poland (1.2%)
Allegro.eu SA (a)	48,366	437

Singapore (2.9%)
Grab Holdings Ltd., Class A (a)	272,111	1,034

Taiwan (4.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	55,000	1,659

United States (7.5%)
MercadoLibre, Inc. (a)	1,296	2,659
Total Common Stocks (Cost $23,880)		34,603

Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (c) (Cost $1,348)	1,348,446	1,348
Total Investments (100.8%) (Cost $25,228) (d)(e)(f)		35,951
Liabilities in Excess of Other Assets (–0.8%)		(291)
Net Assets (100.0%)		$35,660

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $17,461,000 and 49.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,916,000 and the aggregate gross unrealized depreciation is approximately $1,193,000, resulting in net unrealized appreciation of approximately $10,723,000.
ADR	American Depositary Receipt.

Portfolio Composition

Percentage of
Classification	Total Investments
Hotels, Restaurants & Leisure	22.5%
Other*	21.6
Banks	20.2
Broadline Retail	17.2
Interactive Media & Services	7.8
Ground Transportation	5.5
Beverages	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

		Value
	Shares	(000)
Common Stocks (99.3%)
Brazil (6.8%)
Itau Unibanco Holding SA (Preference)	12,241	$81
Localiza Rent a Car SA	8,416	63
NU Holdings Ltd., Class A (a)	3,128	43
Raia Drogasil SA	18,297	86
Rede D'Or Sao Luiz SA	12,052	69
Vale SA	4,833	56
WEG SA	10,817	108
		506
Egypt (0.8%)
Commercial International Bank - Egypt (CIB)	35,158	61

India (31.5%)
Axis Bank Ltd.	2,435	36
Bajaj Auto Ltd.	952	140
Bajaj Finance Ltd.	1,024	94
CG Power & Industrial Solutions Ltd.	9,236	84
Delhivery Ltd. (a)	7,787	39
HDFC Asset Management Co. Ltd.	847	43
HDFC Bank Ltd.	11,868	244
Hindalco Industries Ltd.	14,710	133
ICICI Bank Ltd.	14,170	215
Infosys Ltd.	4,928	110
Infosys Ltd. ADR	3,149	70
Larsen & Toubro Ltd.	1,915	84
Macrotech Developers Ltd.	6,752	99
Mahindra & Mahindra Ltd.	5,707	211
MakeMyTrip Ltd. (a)	952	89
Max Healthcare Institute Ltd.	9,017	106
Pidilite Industries Ltd.	1,858	75
Reliance Industries Ltd.	6,384	225
Star Health & Allied Insurance Co. Ltd. (a)	8,897	64
State Bank of India	17,247	162
United Breweries Ltd.	1,566	41
		2,364
Indonesia (5.2%)
Bank Central Asia Tbk. PT	132,600	90
Bank Mandiri Persero Tbk. PT	201,000	93
Bank Rakyat Indonesia Persero Tbk. PT	250,000	82
Bank Syariah Indonesia Tbk. PT	220,000	44
Cisarua Mountain Dairy Tbk. PT	169,700	63
Indosat Tbk. PT	27,400	20
		392
Korea, Republic of (11.0%)
DB Insurance Co. Ltd.	354	30
HYBE Co. Ltd.	111	14
Hyundai Marine & Fire Insurance Co. Ltd.	980	25
Hyundai Motor Co.	192	36
Kangwon Land, Inc.	977	13
KB Financial Group, Inc.	2,004	124
Kia Corp.	692	53
Korea Zinc Co. Ltd.	145	76
KT&G Corp.	473	39
NAVER Corp.	260	33
Samsung Electronics Co. Ltd.	6,185	289
Samsung Life Insurance Co. Ltd.	105	7
SK Hynix, Inc.	603	81
SK Square Co. Ltd. (a)	70	4
		824
Malaysia (1.7%)
CIMB Group Holdings Bhd.	31,200	61
Frontken Corp. Bhd.	47,400	42
Malayan Banking Bhd.	8,500	22
		125
Mexico (3.8%)
Gruma SAB de CV, Class B	5,401	100
Grupo Financiero Banorte SAB de CV Series O	6,966	49
Qualitas Controladora SAB de CV	8,877	70
Wal-Mart de Mexico SAB de CV	22,529	68
		287
Poland (3.6%)
Allegro.eu SA (a)	8,122	73
Grupa Kety SA	635	136
Powszechny Zaklad Ubezpieczen SA	5,304	58
		267
Saudi Arabia (1.2%)
Bupa Arabia for Cooperative Insurance Co.	1,603	89

South Africa (6.2%)
AVI Ltd.	14,619	93
Capitec Bank Holdings Ltd.	877	154
Clicks Group Ltd.	2,797	64
OUTsurance Group Ltd.	21,371	72
Standard Bank Group Ltd.	5,787	81
		464
Sweden (1.2%)
Medicover AB	4,953	93

Switzerland (1.1%)
SIG Group AG (a)	3,707	83

Taiwan (22.6%)
Advantech Co. Ltd.	3,000	30
Airtac International Group	1,000	29
Delta Electronics, Inc.	5,000	60
E Ink Holdings, Inc.	6,000	56
Fubon Financial Holding Co. Ltd.	24,150	69
Hon Hai Precision Industry Co. Ltd.	26,000	153
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	1,055
Unimicron Technology Corp.	15,000	68
United Microelectronics Corp.	72,000	121
Wiwynn Corp.	1,000	54
		1,695
Thailand (0.8%)
Tisco Financial Group PCL	21,100	63

United Kingdom (1.8%)
Anglo American PLC	186	6
Antofagasta PLC	4,708	127
		133
Total Common Stocks (Cost $5,617)		7,446

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets ex China Portfolio

		Value
	Shares	(000)
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (b) (Cost $80)	80,038	$80
Total Investments (100.4%) (Cost $5,697) (c)(d)(e)		7,526
Liabilities in Excess of Other Assets (–0.4%)		(31)
Net Assets (100.0%)		$7,495

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.

(d)	The approximate fair value and percentage of net assets, $6,433,000 and 85.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,953,000 and the aggregate gross unrealized depreciation is approximately $124,000, resulting in net unrealized appreciation of approximately $1,829,000.

ADR	American Depositary Receipt.

Portfolio Composition

Percentage of
Classification	Total Investments
Other*	36.3%
Banks	22.7
Semiconductors & Semiconductor Equipment	16.7
Metals & Mining	7.1
Insurance	6.4
Automobiles	5.8
Tech Hardware, Storage & Peripherals	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

		Value
	Shares	(000)
Common Stocks (100.6%)
Argentina (3.9%)
Globant SA (a)	47,634	$9,438

Brazil (14.8%)
Localiza Rent a Car SA	1,360,468	10,239
NU Holdings Ltd., Class A (a)	1,054,401	14,393
Raia Drogasil SA	1,184,684	5,543
WEG SA	523,368	5,225
		35,400
India (51.7%)
Aarti Industries Ltd.	1,099,222	7,647
Aarti Pharmalabs Ltd.	226,829	1,723
Ambuja Cements Ltd.	458,961	3,461
Astral Ltd.	302,183	7,180
AU Small Finance Bank Ltd.	14,425	127
Avenue Supermarts Ltd. (a)	193,150	11,745
Bajaj Finance Ltd.	1,483	136
Bharti Airtel Ltd.	375,163	7,648
Cholamandalam Investment & Finance Co. Ltd.	6,519	125
Divi's Laboratories Ltd.	39,116	2,541
GMR Airports Infrastructure Ltd. (a)	4,196,825	4,711
HDFC Bank Ltd.	368,847	7,596
ICICI Bank Ltd.	688,544	10,449
KEI Industries Ltd.	216,720	11,098
Laurus Labs Ltd.	22,863	127
Oberoi Realty Ltd.	187,575	4,233
Poly Medicure Ltd.	30,052	830
SRF Ltd.	6,024	180
Techno Electric & Engineering Co. Ltd.	143,449	2,739
Timken India Ltd.	68,724	3,084
Titan Co. Ltd.	142,753	6,510
Trent Ltd.	152,954	13,838
TVS Motor Co. Ltd.	300,539	10,184
Varun Beverages Ltd.	819,620	5,930
		123,842
Mexico (2.6%)
Fomento Economico Mexicano SAB de CV ADR	33,924	3,349
Grupo Financiero Banorte SAB de CV Series O	394,513	2,795
		6,144
Taiwan (18.3%)
E Ink Holdings, Inc.	693,000	6,424
Taiwan Semiconductor Manufacturing Co. Ltd.	772,000	23,279
Unimicron Technology Corp.	1,453,000	6,598
Voltronic Power Technology Corp.	116,334	7,436
		43,737
United States (9.3%)
MercadoLibre, Inc. (a)	10,885	22,336
Total Common Stocks (Cost $166,215)		240,897

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (b) (Cost $3,628)	3,628,382	3,628
Total Investments (102.1%) (Cost $169,843) (c)(d)(e)		244,525
Liabilities in Excess of Other Assets (–2.1%)		(5,026)
Net Assets (100.0%)		$239,499

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Fund.

(c)	The approximate fair value and percentage of net assets, $161,649,000 and 67.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.

(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $82,358,000 and the aggregate gross unrealized depreciation is approximately $7,676,000, resulting in net unrealized appreciation of approximately $74,682,000.

ADR	American Depositary Receipt.

Portfolio Composition

Percentage of
Classification	Total Investments
Other*	39.1%
Banks	14.5
Electrical Equipment	9.7
Semiconductors & Semiconductor Equipment	9.5
Broadline Retail	9.1
Consumer Staples Distribution & Retail	7.1
Specialty Retail	5.7
Electronic Equipment, Instruments & Components	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

		Value
	Shares	(000)
Common Stocks (99.9%)
Brazil (7.8%)
Itau Unibanco Holding SA (Preference)	1,383,696	$9,172
Localiza Rent a Car SA	741,490	5,581
NU Holdings Ltd., Class A (a)	258,748	3,532
Raia Drogasil SA	1,260,459	5,898
Rede D'Or Sao Luiz SA	434,376	2,466
Vale SA	315,271	3,675
WEG SA	1,229,383	12,274
		42,598
China (20.8%)
Alibaba Group Holding Ltd. (b)	1,212,800	16,117
Baidu, Inc. ADR (a)	15,508	1,633
Bank of Ningbo Co. Ltd., Class A	647,100	2,343
BYD Co. Ltd., H Shares (b)	233,500	8,331
China Construction Bank Corp., H Shares (b)	14,407,120	10,743
China Merchants Bank Co. Ltd., H Shares (b)	1,325,000	6,421
China Resources Beer Holdings Co. Ltd. (b)	392,000	1,679
JD.com, Inc., Class A (b)	95,373	1,913
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	444,759	3,275
KE Holdings, Inc. ADR	74,406	1,481
Kweichow Moutai Co. Ltd., Class A	18,649	4,570
Meituan, Class B (a)(b)	174,490	3,705
NARI Technology Co. Ltd., Class A	904,400	3,527
NetEase, Inc. (b)	175,600	3,280
Ping An Insurance Group Co. of China Ltd., Class H (b)	437,500	2,747
Postal Savings Bank of China Co. Ltd., Class H (b)	3,599,000	2,127
Proya Cosmetics Co. Ltd., Class A	142,228	2,217
Shenzhen Inovance Technology Co. Ltd., Class A	389,000	3,428
Tencent Holdings Ltd. (b)	476,200	26,479
Trip.com Group Ltd. ADR (a)	98,425	5,849
Yum China Holdings, Inc.	51,151	2,303
		114,168
India (26.5%)
Axis Bank Ltd.	277,288	4,077
Bajaj Auto Ltd.	66,307	9,762
Bajaj Finance Ltd.	55,384	5,089
CG Power & Industrial Solutions Ltd.	236,220	2,138
Coforge Ltd.	10,989	920
Delhivery Ltd. (a)	578,630	2,933
HDFC Asset Management Co. Ltd.	96,073	4,926
HDFC Bank Ltd.	429,299	8,841
Hindalco Industries Ltd.	606,002	5,478
Hitachi Energy India Ltd.	27,880	4,834
ICICI Bank Ltd.	942,242	14,299
IDFC First Bank Ltd. (a)	1,494,729	1,326
Infosys Ltd.	343,465	7,672
Infosys Ltd. ADR (c)	118,351	2,636
Larsen & Toubro Ltd.	127,627	5,597
Macrotech Developers Ltd.	311,154	4,582
Mahindra & Mahindra Ltd.	443,502	16,369
MakeMyTrip Ltd. (a)	38,532	3,582
Max Healthcare Institute Ltd.	418,214	4,912
Pidilite Industries Ltd.	117,633	4,720
Reliance Industries Ltd.	358,746	12,622
Samvardhana Motherson International Ltd.	1,173,869	2,957
Star Health & Allied Insurance Co. Ltd. (a)	414,719	3,003
State Bank of India	958,242	8,997
United Breweries Ltd.	135,520	3,516
		145,788
Indonesia (3.2%)
Bank Central Asia Tbk. PT	8,599,600	5,866
Bank Mandiri Persero Tbk. PT	9,930,500	4,568
Bank Rakyat Indonesia Persero Tbk. PT	11,159,800	3,650
Cisarua Mountain Dairy Tbk. PT	8,862,100	3,309
		17,393
Korea, Republic of (8.4%)
DB Insurance Co. Ltd.	27,288	2,345
HYBE Co. Ltd.	8,246	1,063
Hyundai Marine & Fire Insurance Co. Ltd.	75,680	1,906
Hyundai Motor Co.	13,227	2,463
Kangwon Land, Inc.	70,190	908
KB Financial Group, Inc.	74,619	4,604
Kia Corp.	45,397	3,457
Korea Zinc Co. Ltd.	8,167	4,278
KT&G Corp.	33,983	2,817
NAVER Corp.	19,335	2,491
Samsung Electronics Co. Ltd.	293,081	13,698
Samsung Life Insurance Co. Ltd.	7,525	538
SK Hynix, Inc.	39,177	5,243
SK Square Co. Ltd. (a)	4,990	308
		46,119
Malaysia (1.3%)
CIMB Group Holdings Bhd.	1,956,000	3,828
Malayan Banking Bhd.	1,414,100	3,594
		7,422
Mexico (3.8%)
Gruma SAB de CV, Class B	432,846	8,021
Grupo Financiero Banorte SAB de CV Series O	615,194	4,358
Qualitas Controladora SAB de CV	572,515	4,478
Wal-Mart de Mexico SAB de CV	1,284,009	3,874
		20,731
Poland (2.2%)
Allegro.eu SA (a)	758,804	6,861
Powszechny Zaklad Ubezpieczen SA	501,800	5,485
		12,346
Saudi Arabia (1.4%)
Alinma Bank	533,503	4,060
Bupa Arabia for Cooperative Insurance Co.	61,588	3,403
		7,463
South Africa (4.2%)
AVI Ltd.	620,305	3,941
Capitec Bank Holdings Ltd.	47,065	8,276
Clicks Group Ltd.	197,353	4,532
Standard Bank Group Ltd.	456,913	6,398
		23,147

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

		Value
	Shares	(000)
Taiwan (17.9%)
Advantech Co. Ltd.	210,000	$2,128
Airtac International Group	94,448	2,705
Delta Electronics, Inc.	264,000	3,150
E Ink Holdings, Inc.	531,000	4,922
Fubon Financial Holding Co. Ltd.	1,199,100	3,414
Hon Hai Precision Industry Co. Ltd.	1,584,000	9,326
Taiwan Semiconductor Manufacturing Co. Ltd.	1,896,205	57,178
Unimicron Technology Corp.	898,000	4,078
United Microelectronics Corp.	3,928,000	6,621
Wiwynn Corp.	70,000	3,794
Wiwynn Corp. GDR (a)	16,722	904
		98,220
Thailand (0.7%)
Tisco Financial Group PCL	1,212,900	3,637

United Arab Emirates (0.5%)
Americana Restaurants International PLC - Foreign Co.	4,090,106	2,990

United Kingdom (1.2%)
Antofagasta PLC	237,879	6,412
Total Common Stocks (Cost $384,496)		548,434

Short-Term Investments (2.0%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (d) (Cost $10,401)	10,401,115	10,401

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (d) (Cost $538)	537,947	538
Total Short-Term Investments (Cost $10,939)		10,939
Total Investments (101.9%) (Cost $395,435) including $521 of Securities Loaned (e)(f)(g)		559,373
Liabilities in Excess of Other Assets (–1.9%)		(10,362)
Net Assets (100.0%)		$549,011

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $521,000 and $538,000, respectively. The Fund received cash collateral of approximately $538,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Fund.

(e)	The approximate fair value and percentage of net assets, $466,717,000 and 85.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.

(g)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $180,262,000 and the aggregate gross unrealized depreciation is approximately $16,324,000, resulting in net unrealized appreciation of approximately $163,938,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition*

Percentage of
Classification	Total Investments
Other**	52.6%
Banks	22.3
Semiconductors & Semiconductor Equipment	12.4
Automobiles	7.2
Interactive Media & Services	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.

**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Denmark (4.4%)
Novo Nordisk AS ADR	78,753	$9,377

France (1.0%)
LVMH Moet Hennessy Louis Vuitton SE ADR	13,140	2,019

Italy (6.3%)
Ferrari NV	28,250	13,281

Japan (4.1%)
Mitsui & Co. Ltd. ADR	19,343	8,591

Taiwan (5.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	68,110	11,829

United States (77.5%)
Ameriprise Financial, Inc.	23,241	10,919
Costco Wholesale Corp.	14,501	12,855
CRH PLC	162,943	15,111
Eli Lilly & Co.	12,107	10,726
JPMorgan Chase & Co.	49,663	10,472
Linde PLC	9,415	4,490
LPL Financial Holdings, Inc.	24,193	5,628
Mastercard, Inc., Class A	11,141	5,501
Microsoft Corp.	37,140	15,981
Netflix, Inc. (a)	14,463	10,258
NextEra Energy, Inc.	72,454	6,125
NVIDIA Corp.	161,878	19,658
Progressive Corp.	61,060	15,495
United Rentals, Inc.	14,193	11,493
Waste Management, Inc.	41,382	8,591
		163,303
Total Common Stocks (Cost $151,301)		208,400

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $2,480)	2,480,407	2,480
Total Investments (100.1%) (Cost $153,781) (c)(d)		210,880
Liabilities in Excess of Other Assets (–0.1%)		(194)
Net Assets (100.0%)		$210,686

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $59,033,000 and the aggregate gross unrealized depreciation is approximately $1,934,000, resulting in net unrealized appreciation of approximately $57,099,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	18.7%
Semiconductors & Semiconductor Equipment	14.9
Pharmaceuticals	9.5
Trading Companies & Distributors	9.5
Capital Markets	7.9
Software	7.6
Insurance	7.3
Construction Materials	7.2
Automobiles	6.3
Consumer Staples Distribution & Retail	6.1
Banks	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
China (2.9%)
NetEase, Inc. ADR	3,237	$303
Tencent Holdings Ltd. ADR	12,706	704
		1,007
Denmark (2.5%)
Novo Nordisk AS ADR	7,458	888

France (1.3%)
LVMH Moet Hennessy Louis Vuitton SE	605	464

India (0.6%)
HDFC Bank Ltd. ADR	3,244	203

Ireland (0.5%)
Ryanair Holdings PLC ADR	3,775	171

Italy (6.1%)
Ferrari NV	4,568	2,147

Japan (4.0%)
Mitsui & Co. Ltd. ADR	1,991	884
Nippon Telegraph & Telephone Corp. ADR	13,954	357
Sumitomo Mitsui Financial Group, Inc. ADR	12,928	163
		1,404
Taiwan (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,216	1,427

United Kingdom (0.5%)
Experian PLC ADR	3,290	173

United States (76.5%)
Alphabet, Inc., Class A	6,990	1,159
Amazon.com, Inc. (a)	7,385	1,376
Ameriprise Financial, Inc.	3,787	1,779
Apple, Inc.	7,886	1,838
Applied Materials, Inc.	1,312	265
Brown & Brown, Inc.	8,478	878
Chevron Corp.	2,394	353
Costco Wholesale Corp.	283	251
CRH PLC	26,330	2,442
Danaher Corp.	314	87
Eli Lilly & Co.	754	668
Fortune Brands Innovations, Inc.	2,313	207
Jack Henry & Associates, Inc.	1,545	273
JPMorgan Chase & Co.	8,314	1,753
Lennar Corp., Class A	1,367	256
Linde PLC	1,359	648
LPL Financial Holdings, Inc.	1,792	417
Lululemon Athletica, Inc. (a)	296	80
Masterbrand, Inc. (a)	4,247	79
Mastercard, Inc., Class A	1,338	661
McDonald’s Corp.	484	147
Microsoft Corp.	5,327	2,292
Netflix, Inc. (a)	1,206	855
NextEra Energy, Inc.	5,249	444
Nucor Corp.	492	74
NVIDIA Corp.	16,343	1,985
Progressive Corp.	4,769	1,210
Target Corp.	444	69
TJX Cos., Inc.	10,938	1,286
Tyler Technologies, Inc. (a)	718	419
Uber Technologies, Inc. (a)	5,888	443
United Rentals, Inc.	1,267	1,026
Valero Energy Corp.	4,265	576
Waste Management, Inc.	2,911	604
		26,900
Total Common Stocks (Cost $22,793)		34,784

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $352)	351,924	352
Total Investments (99.9%) (Cost $23,145) (c)(d)(e)		35,136
Other Assets in Excess of Liabilities (0.1%)		47
Net Assets (100.0%)		$35,183

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $464,000 and 1.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,173,000 and the aggregate gross unrealized depreciation is approximately $182,000, resulting in net unrealized appreciation of approximately $11,991,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.4%
Semiconductors & Semiconductor Equipment	10.6
Software	7.7
Construction Materials	7.0
Capital Markets	6.3
Automobiles	6.1
Banks	6.1
Insurance	5.9
Trading Companies & Distributors	5.4
Interactive Media & Services	5.3
Tech Hardware, Storage & Peripherals	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (96.3%)
France (3.5%)
Eurofins Scientific SE	23,290	$1,477

Germany (4.4%)
Delivery Hero SE (a)	45,670	1,848

Israel (4.6%)
Global-e Online Ltd. (a)	50,110	1,926

Japan (2.7%)
Sansan, Inc. (a)	74,500	1,121

Sweden (1.9%)
Evolution AB	8,033	791

United Kingdom (14.6%)
Babcock International Group PLC	281,780	1,780
Burford Capital Ltd.	81,783	1,085
Victoria PLC (a)(b)	1,788,972	3,221
		6,086
United States (64.6%)
Appian Corp., Class A (a)	118,811	4,056
Arbutus Biopharma Corp. (a)	246,152	948
Avadel Pharmaceuticals PLC (a)	100,497	1,318
Bill Holdings, Inc. (a)	32,064	1,692
Fastly, Inc., Class A (a)	267,487	2,025
Floor & Decor Holdings, Inc., Class A (a)	9,948	1,235
GXO Logistics, Inc. (a)	10,668	555
HCA Healthcare, Inc.	3,101	1,260
Immunovant, Inc. (a)	42,080	1,200
Lithia Motors, Inc., Class A	5,151	1,636
Procore Technologies, Inc. (a)	11,666	720
QXO, Inc.	36,303	572
Roivant Sciences Ltd. (a)	68,072	786
Royalty Pharma PLC, Class A	35,479	1,004
SharkNinja, Inc.	14,832	1,613
Talen Energy Corp. (a)	10,762	1,918
Tesla, Inc. (a)	10,632	2,782
Vistra Corp.	14,012	1,661
		26,981
Total Common Stocks (Cost $40,604)		40,230

Investment Company (1.7%)
United States (1.7%)
KraneShares CSI China Internet ETF (b) (Cost $710)	20,568	700

Short-Term Investments (5.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (c) (Cost $251)	251,406	251

Securities held as Collateral on Loaned Securities (5.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (c)	1,731,907	1,732

	Face Amount (000)
Repurchase Agreements (1.0%)
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $206; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $210)	206	206
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $231; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $236)	231	231
		437
Total Securities held as Collateral on Loaned Securities (Cost $2,169)		2,169
Total Short-Term Investments (Cost $2,420)		2,420
Total Investments (103.8%) (Cost $43,734) including $3,153 of Securities Loaned (d)(e)(f)		43,350
Liabilities in Excess of Other Assets (–3.8%)		(1,599)
Net Assets (100.0%)		$41,751

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Endurance Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $3,153,000 and $3,402,000, respectively. The Fund received cash collateral of approximately $2,169,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,233,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $10,532,000 and 25.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,496,000 and the aggregate gross unrealized depreciation is approximately $6,880,000, resulting in net unrealized depreciation of approximately $384,000.
ETF	Exchange Traded Fund.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	26.9%
Software	19.8
Household Durables	11.7
Independent Power & Renewable Electricity Producers	8.7
Biotechnology	7.1
Specialty Retail	7.0
Automobiles	6.8
Hotels, Restaurants & Leisure	6.4
Pharmaceuticals	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Portfolio of Investments

Global Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Australia (5.8%)
Charter Hall Group REIT	4,571	$50
Goodman Group REIT	5,977	153
National Storage REIT	21,795	38
Stockland REIT	13,932	50
		291
Canada (2.0%)
Boardwalk REIT	794	50
Chartwell Retirement Residences (Units) (a)	4,391	51
		101
France (3.2%)
Carmila SA REIT	1,426	28
Covivio SA REIT	793	48
Klepierre SA REIT	1,304	43
Unibail-Rodamco-Westfield REIT	432	38
		157
Germany (1.5%)
Vonovia SE	2,076	76

Hong Kong (2.0%)
Link REIT	9,280	47
Sun Hung Kai Properties Ltd.	5,000	54
		101
Japan (7.8%)
Comforia Residential, Inc. REIT	20	45
Invincible Investment Corp. REIT	159	69
Mitsui Fudosan Co. Ltd.	11,400	108
Mitsui Fudosan Logistics Park, Inc. REIT	14	41
Nippon Building Fund, Inc. REIT	80	73
Sumitomo Realty & Development Co. Ltd.	1,500	51
		387
Netherlands (1.5%)
CTP NV	4,074	74

Singapore (1.8%)
Frasers Centrepoint Trust REIT	23,500	42
Suntec Real Estate Investment Trust REIT	46,800	48
		90
Spain (1.5%)
Merlin Properties Socimi SA REIT	6,076	77

Sweden (2.0%)
Castellum AB (b)	2,494	37
Fastighets AB Balder, Class B (b)	3,002	26
Pandox AB	1,756	35
		98
United Kingdom (2.6%)
Segro PLC REIT	4,667	55
UNITE Group PLC REIT	3,783	48
Workspace Group PLC REIT	3,414	29
		132
United States (66.5%)
Agree Realty Corp. REIT	2,558	193
American Homes 4 Rent, Class A REIT	2,166	83
American Tower Corp. REIT	1,890	439
AvalonBay Communities, Inc. REIT	1,013	228
BXP, Inc. REIT	593	48
CareTrust REIT, Inc.	1,994	62
Digital Realty Trust, Inc. REIT	841	136
EastGroup Properties, Inc. REIT	450	84
Equinix, Inc. REIT	308	273
Federal Realty Investment Trust REIT	616	71
Host Hotels & Resorts, Inc. REIT	2,276	40
Iron Mountain, Inc. REIT	839	100
Kilroy Realty Corp. REIT	1,354	52
Lamar Advertising Co., Class A REIT	393	53
Lineage, Inc. REIT	523	41
Mid-America Apartment Communities, Inc. REIT	706	112
PACS Group, Inc. (b)	1,222	49
Prologis, Inc. REIT	939	119
Public Storage REIT	589	214
Realty Income Corp. REIT	1,513	96
Retail Opportunity Investments Corp. REIT	1,499	24
Rexford Industrial Realty, Inc. REIT	1,697	85
Simon Property Group, Inc. REIT	593	100
Urban Edge Properties REIT	2,265	48
Ventas, Inc. REIT	1,526	98
VICI Properties, Inc. REIT	3,241	108
Welltower, Inc. REIT	2,081	266
Weyerhaeuser Co. REIT	2,928	99
		3,321
Total Common Stocks (Cost $4,063)		4,905

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 4.78% (c) (Cost $21)	20,531	21
Total Investments (98.6%) (Cost $4,084) (d)(e)(f)		4,926
Other Assets in Excess of Liabilities (1.4%)		71
Net Assets (100.0%)		$4,997

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Focus Real Estate Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $1,483,000 and 29.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $870,000 and the aggregate gross unrealized depreciation is approximately $28,000, resulting in net unrealized appreciation of approximately $842,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	14.5%
Retail	13.9
Residential	13.0
Health Care	10.7
Other*	10.2
Industrial	10.1
Telecommunications REITs	8.9
Data Centers	8.3
Specialty	5.3
Self Storage	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
France (7.6%)
L’Oreal SA	214,418	$96,174
LVMH Moet Hennessy Louis Vuitton SE	79,654	61,085
Pernod Ricard SA	417,382	63,147
		220,406
Germany (6.9%)
SAP SE	882,793	201,924

Italy (0.2%)
Davide Campari-Milano NV	714,598	6,057

Netherlands (0.5%)
Universal Music Group NV	549,184	14,367

United Kingdom (9.2%)
Experian PLC	906,978	47,770
Haleon PLC	11,649,280	60,955
Reckitt Benckiser Group PLC	1,104,439	67,574
RELX PLC (Euronext NV)	406,565	19,152
RELX PLC (LSE)	1,552,252	73,292
		268,743
United States (73.4%)
Abbott Laboratories	787,034	89,730
Accenture PLC, Class A	326,057	115,255
Alphabet, Inc., Class A	434,968	72,139
Aon PLC, Class A	295,149	102,119
Arthur J Gallagher & Co.	271,793	76,474
Automatic Data Processing, Inc.	285,591	79,032
AutoZone, Inc. (a)	13,648	42,992
Becton Dickinson & Co.	380,658	91,777
Booking Holdings, Inc.	16,990	71,564
Broadridge Financial Solutions, Inc.	190,664	40,998
CDW Corp.	210,844	47,714
CME Group, Inc.	339,127	74,828
Coca-Cola Co.	1,155,707	83,049
Constellation Brands, Inc., Class A	276,184	71,170
Equifax, Inc.	130,050	38,216
FactSet Research Systems, Inc.	59,792	27,495
Hologic, Inc. (a)	540,805	44,054
Intercontinental Exchange, Inc.	576,773	92,653
Jack Henry & Associates, Inc.	77,732	13,723
Microsoft Corp.	516,395	222,205
Otis Worldwide Corp.	487,657	50,687
Philip Morris International, Inc.	295,759	35,905
Procter & Gamble Co.	375,411	65,021
Roper Technologies, Inc.	126,834	70,576
S&P Global, Inc.	62,749	32,417
Steris PLC	154,764	37,536
Thermo Fisher Scientific, Inc.	119,675	74,027
UnitedHealth Group, Inc.	159,160	93,058
Visa, Inc., Class A	584,119	160,604
Zoetis, Inc.	140,676	27,485
		2,144,503
Total Common Stocks (Cost $1,824,563)		2,856,000

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $41,658)	41,658,476	41,658
Total Investments (99.2%) (Cost $1,866,221) (c)(d)(e)		2,897,658
Other Assets in Excess of Liabilities (0.8%)		22,622
Net Assets (100.0%)		$2,920,280

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $65,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $711,497,000 and 24.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,044,210,000 and the aggregate gross unrealized depreciation is approximately $12,773,000, resulting in net unrealized appreciation of approximately $1,031,437,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.3%
Software	17.1
Professional Services	10.3
Health Care Equipment & Supplies	9.1
Capital Markets	7.9
Beverages	7.8
Insurance	6.1
Financial Services	6.0
Personal Care Products	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Australia (0.8%)
Transurban Group (Units) (a)	226,029	$2,042

Brazil (0.2%)
Rumo SA	134,083	492

Canada (16.8%)
Enbridge, Inc.	288,286	11,711
GFL Environmental, Inc.	221,268	8,824
Keyera Corp. (b)	132,211	4,122
Pembina Pipeline Corp.	207,114	8,538
TC Energy Corp. (b)	229,748	10,921
		44,116
China (0.5%)
China Resources Gas Group Ltd. (c)	343,200	1,374

France (2.8%)
Getlink SE	88,352	1,576
Vinci SA	50,744	5,932
		7,508
Hong Kong (1.0%)
CK Infrastructure Holdings Ltd.	211,500	1,439
Power Assets Holdings Ltd.	181,500	1,157
		2,596
Italy (2.3%)
Infrastrutture Wireless Italiane SpA	78,745	968
Snam SpA	445,637	2,270
Terna — Rete Elettrica Nazionale	302,162	2,722
		5,960
Japan (0.6%)
Tokyo Gas Co. Ltd.	63,600	1,481

Mexico (2.4%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	359,420	6,229

Portugal (0.1%)
EDP Renovaveis SA	15,734	275

Spain (8.3%)
Aena SME SA	16,076	3,532
Cellnex Telecom SA	220,492	8,939
Ferrovial SE	109,090	4,688
Iberdrola SA	174,730	2,701
Redeia Corp. SA	99,679	1,938
		21,798
Switzerland (0.7%)
Flughafen Zurich AG (Registered)	8,003	1,925

United Kingdom (10.0%)
National Grid PLC	1,417,362	19,593
Severn Trent PLC	95,814	3,392
United Utilities Group PLC	230,959	3,238
		26,223
United States (52.5%)
American Electric Power Co., Inc.	17,691	1,815
American Tower Corp. REIT	80,591	18,742
American Water Works Co., Inc.	25,242	3,691
Atmos Energy Corp.	41,609	5,772
CenterPoint Energy, Inc.	94,072	2,768
Cheniere Energy, Inc.	39,923	7,180
CMS Energy Corp.	107,888	7,620
Crown Castle, Inc. REIT	57,804	6,857
Duke Energy Corp.	15,862	1,829
Edison International	69,977	6,094
Equinix, Inc. REIT	2,789	2,476
Essential Utilities, Inc.	31,244	1,205
Eversource Energy	70,827	4,820
Exelon Corp.	144,721	5,868
Kinder Morgan, Inc.	227,742	5,031
NiSource, Inc.	192,125	6,657
ONEOK, Inc.	108,081	9,849
PG&E Corp.	323,869	6,403
PPL Corp.	105,547	3,491
SBA Communications Corp. REIT	16,096	3,874
Sempra	116,297	9,726
Southern Co.	22,929	2,068
Targa Resources Corp.	52,055	7,705
Williams Cos., Inc.	48,384	2,209
Xcel Energy, Inc.	63,871	4,171
		137,921
Total Common Stocks (Cost $203,281)		259,940

Short-Term Investments (1.1%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 4.78% (d) (Cost $2,629)	2,628,610	2,629

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (d)	284,696	285

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $33; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $35)	$33	33
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $38; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $39)	38	38
		71
Total Securities held as Collateral on Loaned Securities (Cost $356)		356
Total Short-Term Investments (Cost $2,985)		2,985
Total Investments (100.1%) (Cost $206,266) including $14,281 of Securities Loaned (e)(f)(g)		262,925
Liabilities in Excess of Other Assets (–0.1%)		(196)
Net Assets (100.0%)		$262,729

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Infrastructure Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $14,281,000 and $14,808,000, respectively. The Fund received cash collateral of approximately $356,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $14,452,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $71,182,000 and 27.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,042,000 and the aggregate gross unrealized depreciation is approximately $383,000, resulting in net unrealized appreciation of approximately $56,659,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	36.0%
Electricity Transmission & Distribution	18.1
Communications	15.9
Other**	11.4
Others	11.2
Diversified	7.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (96.3%)
Brazil (0.4%)
NU Holdings Ltd., Class A (a)	19,488	$266

Canada (6.5%)
Shopify, Inc., Class A (a)	48,447	3,883

Germany (0.8%)
Delivery Hero SE (a)	12,253	496

Israel (4.9%)
Global-e Online Ltd. (a)	75,694	2,910

Korea, Republic of (2.7%)
Coupang, Inc. (a)	64,621	1,586

Netherlands (7.0%)
Adyen NV (a)	2,654	4,155

Singapore (3.3%)
Grab Holdings Ltd., Class A (a)	431,560	1,640
Sea Ltd. ADR (a)	3,512	331
		1,971
United States (70.7%)
Affirm Holdings, Inc. (a)	92,451	3,774
Agilon Health, Inc. (a)	160,354	630
Airbnb, Inc., Class A (a)	13,818	1,752
Arbutus Biopharma Corp. (a)	206,641	795
Aurora Innovation, Inc. (a)	365,640	2,165
Carvana Co. (a)	11,976	2,085
Cloudflare, Inc., Class A (a)	56,470	4,568
DoorDash, Inc., Class A (a)	19,926	2,844
Intellia Therapeutics, Inc. (a)	5,152	106
MercadoLibre, Inc. (a)	2,349	4,819
MicroStrategy, Inc., Class A (a)	18,604	3,137
Opendoor Technologies, Inc. (a)	54,186	108
Peloton Interactive, Inc., Class A (a)	55,505	260
ProKidney Corp. (a)	45,690	88
Rivian Automotive, Inc., Class A (a)	11,691	131
ROBLOX Corp., Class A (a)	50,533	2,237
Roivant Sciences Ltd. (a)	80,666	931
Royalty Pharma PLC, Class A	91,830	2,598
Samsara, Inc., Class A (a)	42,127	2,027
Tesla, Inc. (a)	16,410	4,293
Trade Desk, Inc., Class A (a)	25,701	2,818
XOMA Royalty Corp. (a)	1,421	38
		42,204
Total Common Stocks (Cost $36,241)		57,471

Preferred Stock (0.0%)‡
United States (0.0%)‡
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	20

Investment Company (2.4%)
United States (2.4%)
iShares Bitcoin Trust ETF, (a) (Cost $1,519)	39,263	1,419

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (d) (Cost $623)	622,619	623
Total Investments Excluding Purchased Options (99.7%) (Cost $38,456)		59,533
Total Purchased Options Outstanding (0.1%) (Cost $209)		53
Total Investments (99.8%) (Cost $38,665) (e)(f)(g)(h)		59,586
Other Assets in Excess of Liabilities (0.2%)		92
Net Assets (100.0%)		$59,678

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Insight Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at September 30, 2024 amounts to approximately $20,000 and represents less than 0.05% of net assets.
(c)	At September 30, 2024, the Fund held a fair valued security valued at approximately $20,000, representing less than 0.05% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $4,651,000 and 7.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $23,894,000 and the aggregate gross unrealized depreciation is approximately $2,973,000, resulting in net unrealized appreciation of approximately $20,921,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	7,437,834	$7,438	$22	$31	$(9)
Goldman Sachs International	USD/CNH	CNH	7.69	Jan–25	19,293,018	19,293	6	73	(67)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	6,763,419	6,763	13	29	(16)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	17,900,646	17,901	12	76	(64)
							$53	$209	$(156)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.6%
Broadline Retail	15.7
Information Technology Services	14.2
Financial Services	13.3
Software	12.3
Hotels, Restaurants & Leisure	8.5
Automobiles	7.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated portfolio of investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Brazil (1.4%)
NU Holdings Ltd., Class A (a)	3,083,860	$42,095

Canada (3.6%)
Shopify, Inc., Class A (a)	1,345,755	107,849

China (5.2%)
Meituan, Class B (a)(b)	3,761,900	79,885
Trip.com Group Ltd. ADR (a)	1,286,714	76,470
		156,355
Denmark (5.1%)
DSV AS	747,796	153,904

France (5.7%)
Hermes International SCA	39,504	97,273
Schneider Electric SE	280,988	74,070
		171,343
India (6.5%)
HDFC Bank Ltd.	4,234,066	87,198
ICICI Bank Ltd. ADR	3,543,633	105,777
		192,975
Italy (3.2%)
Moncler SpA	1,483,171	94,295

Japan (1.2%)
Keyence Corp.	76,600	36,712

Korea, Republic of (3.8%)
Coupang, Inc. (a)	4,203,256	103,190
KakaoBank Corp.	611,700	9,865
		113,055
Netherlands (1.6%)
ASML Holding NV	56,922	47,351

Singapore (0.8%)
Grab Holdings Ltd., Class A (a)	6,217,671	23,627

Sweden (3.4%)
Spotify Technology SA (a)	277,777	102,369

Switzerland (1.4%)
On Holding AG, Class A (a)	822,359	41,241

Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,686,000	50,840

United Kingdom (1.6%)
London Stock Exchange Group PLC	341,232	46,718

United States (53.7%)
Airbnb, Inc., Class A (a)	549,813	69,722
Amazon.com, Inc. (a)	692,688	129,068
Block, Inc., Class A (a)	733,591	49,246
Crowdstrike Holdings, Inc., Class A (a)	191,340	53,665
Deckers Outdoor Corp. (a)	196,605	31,349
DoorDash, Inc., Class A (a)	853,604	121,835
Endeavor Group Holdings, Inc., Class A	756,995	21,620
Liberty Media Corp.-Liberty Formula One, Class C (a)	354,904	27,480
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	161,658	79,827
MercadoLibre, Inc. (a)	75,753	155,442
Meta Platforms, Inc., Class A	360,283	206,240
Salesforce, Inc.	158,613	43,414
ServiceNow, Inc. (a)	228,448	204,322
TKO Group Holdings, Inc. (a)	364,054	45,037
Uber Technologies, Inc. (a)	3,091,284	232,341
Visa, Inc., Class A	319,869	87,948
Walt Disney Co.	458,382	44,092
		1,602,648
Total Investments (99.9%) (Cost $1,416,225) (e)(f)(g)		2,983,377
Other Assets in Excess of Liabilities (0.1%)		2,095
Net Assets (100.0%)		$2,985,472

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at September 30, 2024 amounts to $0 and represents 0.0% of net assets.
(d)	At September 30, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The approximate fair value and percentage of net assets, $778,111,000 and 26.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,613,771,000 and the aggregate gross unrealized depreciation is approximately $46,619,000, resulting in net unrealized appreciation of approximately $1,567,152,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Broadline Retail	13.0%
Other*	12.2
Hotels, Restaurants & Leisure	11.6
Software	10.1
Textiles, Apparel & Luxury Goods	8.9
Ground Transportation	8.6
Banks	8.2
Entertainment	8.0
Financial Services	7.3
Interactive Media & Services	6.9
Air Freight & Logistics	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (95.5%)
Brazil (0.1%)
Vale SA	370	$4

Canada (7.3%)
Cameco Corp.	890	42
Canadian National Railway Co.	1,594	187
Constellation Software, Inc.	13	42
FirstService Corp.	33	6
Topicus.com, Inc.	240	23
		300
France (15.3%)
Airbus SE	1,025	150
Christian Dior SE	185	134
EssilorLuxottica SA	102	24
Eurofins Scientific SE	3,747	238
Hermes International SCA	2	5
L’Oreal SA	12	5
Remy Cointreau SA	42	3
Safran SA	311	73
		632
Germany (3.1%)
Birkenstock Holding PLC (a)	2,562	126

India (0.6%)
HDFC Bank Ltd. ADR	395	25

Italy (0.3%)
Brunello Cucinelli SpA	40	4
Ferrari NV	14	7
		11
Netherlands (0.9%)
ASML Holding NV (Registered)	38	32
Universal Music Group NV	190	5
		37
United Kingdom (10.7%)
Babcock International Group PLC	27,449	173
Rentokil Initial PLC	38,535	189
Victoria PLC (a)	44,347	80
		442
United States (57.2%)
Amazon.com, Inc. (a)	601	112
American Tower Corp. REIT	840	195
Brown & Brown, Inc.	40	4
Celsius Holdings, Inc. (a)	1,906	60
Cloudflare, Inc., Class A (a)	4,797	387
Danaher Corp.	586	163
Dollar General Corp.	775	66
Floor & Decor Holdings, Inc., Class A (a)	1,515	188
Intercontinental Exchange, Inc.	1,400	225
Landbridge Co. LLC (a)	1,556	61
Linde PLC	12	6
MSCI, Inc.	129	75
Procore Technologies, Inc. (a)	1,710	105
Royal Gold, Inc.	864	121
Royalty Pharma PLC, Class A	9,994	283
S&P Global, Inc.	104	54
Texas Pacific Land Corp.	191	169
Vail Resorts, Inc.	355	62
Veralto Corp.	144	16
Waste Connections, Inc.	35	6
		2,358
Total Common Stocks (Cost $3,633)		3,935

Investment Company (2.5%)
United States (2.5%)
iShares Bitcoin Trust ETF, (a) (Cost $110)	2,863	104

	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	186	—

	Shares
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $60)	59,603	60
Total Investments Excluding Purchased Options (99.4%) (Cost $3,803)		4,099
Total Purchased Options Outstanding (0.1%) (Cost $15)		4
Total Investments (99.5%) (Cost $3,818) (c)(d)(e)(f)		4,103
Other Assets in Excess of Liabilities (0.5%)		20
Net Assets (100.0%)		$4,123

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Permanence Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $1,083,000 and 26.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $683,000 and the aggregate gross unrealized depreciation is approximately $398,000, resulting in net unrealized appreciation of approximately $285,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	522,551	$523	$2	$3	$(1)
Goldman Sachs International	USD/CNH	CNH	7.69	Jan–25	1,578,869	1,579	—@	6	(6)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	478,198	478	1	2	(1)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	1,045,683	1,046	1	4	(3)
							$4	$15	$(11)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.7%
Life Sciences Tools & Services	9.8
Aerospace & Defense	9.7
Information Technology Services	9.4
Capital Markets	8.6
Pharmaceuticals	6.9
Textiles, Apparel & Luxury Goods	6.6
Oil, Gas & Consumable Fuels	5.2
Commercial Services & Supplies	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Australia (6.2%)
Charter Hall Group REIT	20,294	$223
Goodman Group REIT	52,299	1,334
National Storage REIT	131,994	231
NEXTDC Ltd. (a)	13,015	157
Scentre Group REIT	134,851	339
Stockland REIT	98,055	354
		2,638
Belgium (0.8%)
Montea NV REIT	2,897	241
Shurgard Self Storage Ltd. REIT	2,167	101
		342
Canada (2.2%)
Boardwalk REIT	5,277	334
Chartwell Retirement Residences (Units)(b)	35,717	412
InterRent REIT	20,272	190
		936
France (2.1%)
Carmila SA REIT	11,806	235
Covivio SA REIT	1,711	104
Klepierre SA REIT	5,541	181
Unibail-Rodamco-Westfield REIT	4,026	353
		873
Germany (2.5%)
LEG Immobilien SE	4,020	421
Vonovia SE	17,061	623
		1,044
Hong Kong (2.1%)
Link REIT	71,029	354
Sun Hung Kai Properties Ltd.	37,867	410
Swire Properties Ltd.	66,200	135
		899
Japan (8.0%)
Comforia Residential, Inc. REIT	113	255
Heiwa Real Estate, Inc. REIT	164	148
Invincible Investment Corp. REIT	777	337
Japan Hotel REIT Investment Corp.	529	264
Japan Prime Realty Investment Corp. REIT	85	206
Mitsubishi Estate Co. Ltd.	4,100	65
Mitsui Fudosan Co. Ltd.	94,800	893
Mitsui Fudosan Logistics Park, Inc. REIT	52	154
Nippon Building Fund, Inc. REIT	395	362
Nippon Prologis, Inc. REIT	107	183
Sumitomo Realty & Development Co. Ltd.	16,100	545
		3,412
Netherlands (0.7%)
CTP NV	17,215	314

Singapore (2.5%)
CapitaLand Integrated Commercial Trust REIT	209,555	344
Frasers Centrepoint Trust REIT	185,100	331
Mapletree Industrial Trust REIT	83,000	157
Suntec Real Estate Investment Trust REIT	232,900	241
		1,073
Spain (1.4%)
Cellnex Telecom SA	5,394	219
Merlin Properties Socimi SA REIT	29,073	368
		587
Sweden (1.8%)
Castellum AB (a)	21,560	316
Fastighets AB Balder, Class B (a)	26,826	236
Pandox AB	10,869	217
		769
United Kingdom (4.4%)
Derwent London PLC REIT	6,688	215
Impact Healthcare PLC REIT	111,230	137
LondonMetric Property PLC REIT	77,678	214
Segro PLC REIT	48,876	573
Sirius Real Estate Ltd. REIT	158,607	207
UNITE Group PLC REIT	25,281	318
Workspace Group PLC REIT	20,529	178
		1,842
United States (64.3%)
Agree Realty Corp. REIT	13,745	1,035
American Homes 4 Rent, Class A REIT	21,601	829
American Tower Corp. REIT	1,637	381
Americold Realty Trust, Inc. REIT	9,754	276
AvalonBay Communities, Inc. REIT	7,875	1,774
BXP, Inc. REIT	7,238	582
CareTrust REIT, Inc.	17,922	553
Digital Realty Trust, Inc. REIT	8,352	1,352
EastGroup Properties, Inc. REIT	2,238	418
Equinix, Inc. REIT	2,647	2,350
Essential Properties Realty Trust, Inc. REIT	9,726	332
Extra Space Storage, Inc. REIT	6,376	1,149
Federal Realty Investment Trust REIT	4,100	471
Healthpeak Properties, Inc. REIT	23,089	528
Host Hotels & Resorts, Inc. REIT	19,197	338
Iron Mountain, Inc. REIT	7,216	857
Kilroy Realty Corp. REIT	8,391	325
Kite Realty Group Trust REIT	11,467	305
Lineage, Inc. REIT	3,463	271
Mid-America Apartment Communities, Inc. REIT	6,235	991
PACS Group, Inc. (a)	7,826	313
Prologis, Inc. REIT	14,501	1,831
Public Storage REIT	4,443	1,617
Realty Income Corp. REIT	17,142	1,087
Retail Opportunity Investments Corp. REIT	10,510	165
Rexford Industrial Realty, Inc. REIT	12,056	607
Simon Property Group, Inc. REIT	6,346	1,073
Sun Communities, Inc. REIT	4,135	559
Tanger, Inc. REIT	6,612	219
Urban Edge Properties REIT	12,005	257
Ventas, Inc. REIT	11,852	760
VICI Properties, Inc. REIT	34,175	1,138
Welltower, Inc. REIT	19,972	2,556
		27,299
Total Common Stocks (Cost $31,501)		42,028

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	No. of Rights	Value (000)
Rights (0.0%)‡
Belgium (0.0%)‡
Montea NV, expires 10/3/2024 (a) (Cost $—)	2,897	$3

	Shares
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 4.78% (c) (Cost $446)	445,859	446
Total Investments (100.1%) (Cost $31,947) (d)(e)(f)		42,477
Liabilities in Excess of Other Assets (–0.1%)		(37)
Net Assets (100.0%)		$42,440

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $13,793,000 and 32.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,771,000 and the aggregate gross unrealized depreciation is approximately $241,000, resulting in net unrealized appreciation of approximately $10,530,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Retail	15.0%
Residential	14.8
Diversified	14.4
Health Care	12.4
Industrial	11.5
Other*	10.3
Data Centers	9.1
Self Storage	7.3
Specialty	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Global Stars Portfolio
(formerly Global Sustain Portfolio)

	Shares	Value (000)
Common Stocks (98.0%)
Australia (4.0%)
CSL Ltd.	8,284	$1,637
Xero Ltd. (a)	10,903	1,127
		2,764
Canada (3.2%)
Constellation Software, Inc.	695	2,261

China (6.3%)
Kweichow Moutai Co. Ltd., Class A	4,900	1,201
Tencent Holdings Ltd. (b)	26,500	1,473
Zhejiang Dingli Machinery Co. Ltd., Class A	199,500	1,679
		4,353
Denmark (1.5%)
DSV AS	4,986	1,026

Germany (7.5%)
SAP SE	22,811	5,218

Switzerland (2.4%)
On Holding AG, Class A (a)	33,386	1,674

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,284	1,960

United Kingdom (7.5%)
Experian PLC	41,733	2,198
Halma PLC	47,755	1,670
RELX PLC (LSE)	28,410	1,341
		5,209
United States (62.8%)
Adobe, Inc. (a)	2,460	1,274
Alphabet, Inc., Class A	22,039	3,655
Aon PLC, Class A	5,367	1,857
Arthur J Gallagher & Co.	7,657	2,154
Automatic Data Processing, Inc.	4,920	1,362
Booking Holdings, Inc.	550	2,317
Broadridge Financial Solutions, Inc.	8,123	1,747
IDEXX Laboratories, Inc. (a)	1,988	1,004
Intercontinental Exchange, Inc.	14,785	2,375
IQVIA Holdings, Inc. (a)	7,817	1,852
Mastercard, Inc., Class A	4,096	2,023
Microsoft Corp.	8,604	3,702
Netflix, Inc. (a)	2,382	1,690
Old Dominion Freight Line, Inc.	5,468	1,086
S&P Global, Inc.	3,628	1,874
Salesforce, Inc.	6,716	1,838
Thermo Fisher Scientific, Inc.	3,157	1,953
Tradeweb Markets, Inc., Class A	18,434	2,280
Uber Technologies, Inc. (a)	20,201	1,518
UnitedHealth Group, Inc.	3,482	2,036
Visa, Inc., Class A	9,446	2,597
Zoetis, Inc.	7,652	1,495
		43,689
Total Common Stocks (Cost $51,107)		68,154

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	1,639	—

	Shares
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (c) (Cost $978)	978,444	978
Total Investments (99.4%) (Cost $52,085) (d)(e)(f)		69,132
Other Assets in Excess of Liabilities (0.6%)		397
Net Assets (100.0%)		$69,529

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $18,570,000 and 26.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,132,000 and the aggregate gross unrealized depreciation is approximately $85,000, resulting in net unrealized appreciation of approximately $17,047,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.2%
Software	22.4
Professional Services	9.6
Capital Markets	9.4
Interactive Media & Services	7.4
Financial Services	6.7
Insurance	5.8
Life Sciences Tools & Services	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (93.9%)
Automobiles (7.6%)
Rivian Automotive, Inc., Class A (a)	734,044	$8,236
Tesla, Inc. (a)	1,022,511	267,520
		275,756
Biotechnology (1.2%)
ProKidney Corp. (a)(b)	2,923,850	5,614
Roivant Sciences Ltd. (a)	3,440,744	39,706
		45,320
Broadline Retail (5.2%)
Global-e Online Ltd. (Israel) (a)	2,380,272	91,498
MercadoLibre, Inc. (a)	47,370	97,201
		188,699
Capital Markets (1.2%)
Coinbase Global, Inc., Class A (a)	140,818	25,090
Intercontinental Exchange, Inc.	109,655	17,615
		42,705
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (4.7%)
ROBLOX Corp., Class A (a)	3,898,896	172,565

Financial Services (10.3%)
Adyen NV (Netherlands) (a)	92,811	145,306
Affirm Holdings, Inc. (a)	5,680,470	231,877
		377,183
Ground Transportation (1.4%)
Uber Technologies, Inc. (a)	683,681	51,385

Health Care Providers & Services (0.8%)
Agilon Health, Inc. (a)	7,700,163	30,262

Health Care Technology (0.7%)
Doximity, Inc., Class A (a)	590,775	25,740

Hotels, Restaurants & Leisure (12.3%)
Airbnb, Inc., Class A (a)	1,092,029	138,480
DoorDash, Inc., Class A (a)	2,160,725	308,401
		446,881
Information Technology Services (18.6%)
Cloudflare, Inc., Class A (a)	3,702,158	299,467
Shopify, Inc., Class A (Canada) (a)	3,035,408	243,258
Snowflake, Inc., Class A (a)	1,184,693	136,074
		678,799
Leisure Products (0.5%)
Peloton Interactive, Inc., Class A (a)	3,480,846	16,290

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A (a)	624,692	14,106

Media (7.4%)
Trade Desk, Inc., Class A (a)	2,454,914	269,181

Pharmaceuticals (4.4%)
Royalty Pharma PLC, Class A	5,702,843	161,333

Software (12.0%)
Aurora Innovation, Inc. (a)	15,010,394	88,862
Bill Holdings, Inc. (a)	1,022,233	53,933
MicroStrategy, Inc., Class A (a)	1,136,793	191,663
Samsara, Inc., Class A (a)	2,150,958	103,504
		437,962
Specialized REITs (0.3%)
American Tower Corp. REIT	52,448	12,197

Specialty Retail (4.9%)
Carvana Co. (a)	1,014,908	176,706
Total Common Stocks (Cost $2,397,282)		3,423,070

Preferred Stocks (3.0%)
Financial Services (0.5%)
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $12,876; acquired 3/17/23)	639,525	17,593

Software (2.5%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $102,163; acquired 8/31/21)	1,390,269	92,884
Total Preferred Stocks (Cost $115,039)		110,477

Investment Company (2.4%)
iShares Bitcoin Trust ETF (a) (Cost $93,921)	2,427,251	87,697

Short-Term Investments (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (e) (Cost $38,968)	38,968,266	38,968

Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (e)	1,331,447	1,332

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $158; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $162)	$158	158
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $178; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $181)	178	178
		336
Total Securities held as Collateral on Loaned Securities (Cost $1,668)		1,668
Total Short-Term Investments (Cost $40,636)		40,636
Total Investments Excluding Purchased Options (100.4%) (Cost $2,646,878)		3,661,880
Total Purchased Options Outstanding (0.1%) (Cost $12,037)		3,012
Total Investments (100.5%) (Cost $2,658,915) including $1,601 of Securities Loaned (f)(g)(h)(i)		3,664,892
Liabilities in Excess of Other Assets (–0.5%)		(17,921)
Net Assets (100.0%)		$3,646,971

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $1,601,000 and $1,668,000, respectively. The Fund received cash collateral of approximately $1,668,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2024 amounts to approximately $110,477,000 and represents 3.0% of net assets.
(d)	At September 30, 2024, the Fund held fair valued securities at approximately $110,477,000, representing 3.0% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $195,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $145,306,000 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,389,979,000 and the aggregate gross unrealized depreciation is approximately $384,002,000, resulting in net unrealized appreciation of approximately $1,005,977,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	429,969,490	$429,969	$1,271	$1,783	$(512)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan–25	1,367,722,139	1,367,722	405	5,175	(4,770)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	392,396,616	392,397	805	1,708	(903)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	794,067,491	794,067	531	3,371	(2,840)
							$3,012	$12,037	$(9,025)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.8%
Information Technology Services	18.6
Software	14.5
Hotels, Restaurants & Leisure	12.2
Financial Services	10.8
Automobiles	7.5
Media	7.4
Broadline Retail	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (95.0%)
Biotechnology (5.9%)
Altimmune, Inc. (a)(b)	101,540	$623
Arbutus Biopharma Corp. (b)	2,202,644	8,480
Beam Therapeutics, Inc. (b)	29,843	731
Intellia Therapeutics, Inc. (b)	59,847	1,230
ProKidney Corp. (a)(b)	275,498	529
Recursion Pharmaceuticals, Inc., Class A (a)(b)	74,570	491
Roivant Sciences Ltd. (b)	469,377	5,417
XOMA Royalty Corp. (b)	20,112	533
		18,034
Broadline Retail (7.6%)
Global-e Online Ltd. (Israel) (b)	602,116	23,145

Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	28,362	231

Financial Services (9.9%)
Affirm Holdings, Inc. (b)	556,702	22,725
Burford Capital Ltd.	567,284	7,522
		30,247
Health Care Equipment & Supplies (0.3%)
Inspire Medical Systems, Inc. (b)	3,681	777
Outset Medical, Inc. (b)	196,183	133
		910
Health Care Providers & Services (3.5%)
Agilon Health, Inc. (b)	2,728,017	10,721

Health Care Technology (4.0%)
Doximity, Inc., Class A (b)	269,362	11,736
Schrodinger, Inc. (b)	36,276	673
		12,409
Household Durables (1.0%)
Victoria PLC (United Kingdom) (b)	1,771,637	3,190

Information Technology Services (11.8%)
Cloudflare, Inc., Class A (b)	328,488	26,571
Fastly, Inc., Class A (b)	1,254,267	9,495
		36,066
Interactive Media & Services (4.8%)
ZoomInfo Technologies, Inc., Class A (b)	1,425,830	14,715

Leisure Products (5.6%)
Peloton Interactive, Inc., Class A (b)	3,644,198	17,055

Life Sciences Tools & Services (5.5%)
10X Genomics, Inc., Class A (b)	242,747	5,481
MaxCyte, Inc. (b)	1,160,845	4,516
Standard BioTools, Inc. (b)	3,549,878	6,851
		16,848
Media (0.5%)
Ibotta, Inc., Class A (b)	22,744	1,401

Metals & Mining (0.2%)
MP Materials Corp. (a)(b)	42,898	757

Passenger Airlines (0.5%)
Joby Aviation, Inc. (a)(b)	287,598	1,447

Personal Care Products (3.2%)
Oddity Tech Ltd., Class A (Israel) (a)(b)	243,345	9,826

Pharmaceuticals (0.4%)
ATAI Life Sciences NV (a)(b)	511,994	594
GH Research PLC (a)(b)	74,570	499
		1,093
Real Estate Management & Development (2.5%)
Landbridge Co. LLC (a)(b)	77,459	3,030
Opendoor Technologies, Inc. (b)	622,633	1,246
Redfin Corp. (b)	266,407	3,338
		7,614
Software (21.2%)
Appian Corp., Class A (b)	462,994	15,807
Aurora Innovation, Inc. (b)	2,052,097	12,148
Bill Holdings, Inc. (b)	297,431	15,693
Klaviyo, Inc., Class A (b)	135,595	4,797
MicroStrategy, Inc., Class A (b)	97,347	16,413
		64,858
Specialty Retail (4.5%)
Beyond, Inc. (b)	37,577	379
RH (b)	6,397	2,139
Wayfair, Inc., Class A (b)	201,599	11,326
		13,844
Tech Hardware, Storage & Peripherals (1.4%)
IonQ, Inc. (a)(b)	497,132	4,345

Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A (b)	263,670	1,803
Total Common Stocks (Cost $293,326)		290,559

Preferred Stocks (2.6%)
Health Care Technology (1.4%)
Included Health, Inc., Series B (b)(c)(d) (acquisition cost — $3,362; acquired 7/03/14)	3,269,139	4,184

Software (1.2%)
Lookout, Inc., Series F (b)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	3,610
Total Preferred Stocks (Cost $16,838)		7,794

Investment Company (2.7%)
iShares Bitcoin Trust ETF (b) (Cost $8,904)	230,106	8,314

No. of Warrants
Warrants (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires 8/31/26 (b) (Cost $204)	61,142	—

Shares
Short-Term Investments (3.1%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (e) (Cost $1,741)	1,741,031	1,741

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Inception Portfolio

	Shares	Value (000)
Short-Term Investments (cont’d)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (e)	6,251,978	$6,252

	Face Amount (000)
Repurchase Agreements (0.5%)
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $744; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $759)	$744	744
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $834; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $850)	834	834
		1,578
Total Securities held as Collateral on Loaned Securities (Cost $7,830)		7,830
Total Short-Term Investments (Cost $9,571)		9,571
Total Investments Excluding Purchased Options (103.4%) (Cost $328,843)		316,238
Total Purchased Options Outstanding (0.1%) (Cost $1,176)		290
Total Investments (103.5%) (Cost $330,019) including $8,636 of Securities Loaned (f)(g)(h)(i)		316,528
Liabilities in Excess of Other Assets (–3.5%)		(10,649)
Net Assets (100.0%)		$305,879

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $8,636,000 and $9,536,000, respectively. The Fund received cash collateral of approximately $7,830,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $1,706,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at September 30, 2024 amounts to approximately $7,794,000 and represents 2.5% of net assets.
(d)	At September 30, 2024, the Fund held fair valued securities valued at approximately $7,794,000, representing 2.5% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $11,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $3,190,000 and 1.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $60,540,000 and the aggregate gross unrealized depreciation is approximately $74,031,000, resulting in net unrealized depreciation of approximately $13,491,000.

ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	37,545,145	$37,545	$111	$156	$(45)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan–25	111,519,585	111,520	33	422	(389)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	37,836,821	37,837	78	165	(87)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	102,122,764	102,123	68	433	(365)
							$290	$1,176	$(886)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	26.6%
Software	22.2
Information Technology Services	11.7
Financial Services	9.8
Broadline Retail	7.5
Biotechnology	5.8
Leisure Products	5.5
Life Sciences Tools & Services	5.5
Health Care Technology	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Brazil (1.4%)
NU Holdings Ltd., Class A (a)	3,148,426	$42,976

Canada (12.5%)
Brookfield Corp.	1,206,493	64,125
Brookfield Infrastructure Partners LP	1,356,871	47,545
Canada Goose Holdings, Inc. (a)(b)(c)	3,127,796	39,191
Canadian Pacific Kansas City Ltd.	1,314,223	112,401
Shopify, Inc., Class A (a)	1,437,441	115,197
		378,459
Denmark (9.5%)
DSV AS	1,168,115	240,410
Novo Nordisk AS, Class B	392,183	46,517
		286,927
France (19.0%)
Hermes International SCA	102,162	251,559
L’Oreal SA	186,541	83,671
LVMH Moet Hennessy Louis Vuitton SE	110,314	84,597
Schneider Electric SE	585,796	154,420
		574,247
Germany (1.2%)
Birkenstock Holding PLC (a)	701,444	34,574

Hong Kong (2.9%)
AIA Group Ltd.	10,060,500	87,857

India (7.8%)
HDFC Bank Ltd.	4,371,227	90,022
ICICI Bank Ltd. ADR	3,292,517	98,282
Titan Co. Ltd.	1,023,046	46,657
		234,961
Italy (6.0%)
Moncler SpA	2,865,254	182,163

Japan (4.5%)
Keyence Corp.	279,800	134,098

Netherlands (5.7%)
Adyen NV (a)	30,069	47,077
ASML Holding NV	150,330	125,053
		172,130
Sweden (6.0%)
Evolution AB	423,716	41,674
Spotify Technology SA (a)	376,651	138,807
		180,481
Switzerland (6.2%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	317	40,376
Cie Financiere Richemont SA, Class A (Registered)	274,742	43,630
Straumann Holding AG (Registered)	637,418	104,266
		188,272
Taiwan (4.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,750,000	143,232

United Kingdom (4.5%)
London Stock Exchange Group PLC	651,439	89,189
Rightmove PLC	5,686,275	47,006
		136,195
United States (6.8%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	763,787	59,140
MercadoLibre, Inc. (a)	71,633	146,988
		206,128
Total Common Stocks (Cost $2,040,380)		2,982,700

Short-Term Investments (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (d) (Cost $40,570)	40,570,092	40,570
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (d)	795,706	796

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $94; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $97)	$94	94
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $106; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $108)	106	106
		200
Total Securities held as Collateral on Loaned Securities (Cost $996)		996
Total Short-Term Investments (Cost $41,566)		41,566
Total Investments (100.2%) (Cost $2,081,946) including $13,502 of Securities Loaned (e)(f)(g)		3,024,266
Liabilities in Excess of Other Assets (–0.2%)		(5,529)
Net Assets (100.0%)		$3,018,737

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

International Advantage Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	For the nine months ended September 30, 2024, proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $9,580,000, including net realized loss of approximately $15,843,000.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $13,502,000 and $14,008,000, respectively. The Fund received cash collateral of approximately $996,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $13,012,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $89,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $2,083,474,000 and 69.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $998,572,000 and the aggregate gross unrealized depreciation is approximately $56,252,000, resulting in net unrealized appreciation of approximately $942,320,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	36.2%
Textiles, Apparel & Luxury Goods	22.6
Semiconductors & Semiconductor Equipment	8.9
Air Freight & Logistics	8.0
Banks	7.6
Entertainment	6.5
Electrical Equipment	5.1
Capital Markets	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (1.4%)
Aristocrat Leisure Ltd.	416,093	$16,800

Belgium (1.5%)
KBC Group NV	233,146	18,549

Canada (5.1%)
Agnico Eagle Mines Ltd.	241,700	19,471
Constellation Software, Inc.	9,122	29,677
Tourmaline Oil Corp.	278,068	12,914
		62,062
China (4.7%)
ANTA Sports Products Ltd. (a)	1,337,000	15,827
Tencent Holdings Ltd. (a)	343,200	19,083
Tsingtao Brewery Co. Ltd., Class H (a)	2,880,000	22,326
		57,236
Denmark (2.1%)
Tryg AS	1,042,689	24,727

Finland (2.4%)
Kone OYJ, Class B	491,372	29,395

France (14.9%)
AXA SA	324,373	12,487
Capgemini SE	111,297	24,029
Legrand SA	231,914	26,718
L’Oreal SA	59,304	26,600
LVMH Moet Hennessy Louis Vuitton SE	30,166	23,134
Pernod Ricard SA	146,222	22,122
Safran SA	89,426	21,044
Sanofi SA	204,119	23,502
		179,636
Germany (12.8%)
Deutsche Boerse AG	78,892	18,521
DHL Group (Registered)	390,876	17,436
Infineon Technologies AG	760,000	26,682
Merck KGaA	111,026	19,599
QIAGEN NV(b)	633,829	28,652
SAP SE	191,052	43,700
		154,590
Hong Kong (2.5%)
AIA Group Ltd. (a)	3,416,400	29,835

Italy (2.9%)
Davide Campari-Milano NV	3,022,906	25,624
Moncler SpA	155,224	9,868
		35,492
Japan (6.8%)
Hoya Corp.	53,400	7,396
Keyence Corp.	47,900	22,957
Kyocera Corp.	733,400	8,571
SMC Corp.	53,100	23,747
Sony Group Corp.	1,019,000	19,797
		82,468
Korea, Republic of (1.4%)
Samsung Electronics Co. Ltd.	362,061	16,922

Netherlands (3.2%)
Heineken NV	190,481	16,909
Universal Music Group NV	820,586	21,467
		38,376
Singapore (1.7%)
DBS Group Holdings Ltd.	669,510	19,827

Sweden (5.3%)
Boliden AB	269,180	9,136
Epiroc AB, Class A	685,414	14,846
Evolution AB	155,939	15,337
Hexagon AB, Class B	2,250,789	24,243
		63,562
Switzerland (3.2%)
Novartis AG (Registered)	123,051	14,168
Roche Holding AG (Genusschein)	51,495	16,479
UBS Group AG (Registered) (b)	265,825	8,226
		38,873
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	80,928	14,055

United Kingdom (25.0%)
Anglo American PLC	628,723	20,437
Associated British Foods PLC	609,316	19,043
AstraZeneca PLC	182,738	28,468
BP PLC	1,677,536	8,749
Experian PLC	281,820	14,843
Haleon PLC	5,608,487	29,346
Halma PLC	799,011	27,938
Hiscox Ltd.	1,084,732	16,615
London Stock Exchange Group PLC	113,526	15,543
NatWest Group PLC	2,669,057	12,356
Prudential PLC	1,382,734	12,828
Reckitt Benckiser Group PLC	292,488	17,896
RELX PLC (Euronext NV)	255,840	12,052
RELX PLC (LSE)	172,905	8,164
Rightmove PLC	2,084,689	17,233
Shell PLC	665,907	21,603
St. James’s Place PLC	1,831,809	17,996
		301,110
Total Common Stocks (Cost $843,843)		1,183,515

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b) (Cost $—)	18,454	—

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (c) (Cost $21,717)	21,716,810	$21,717
Total Investments (99.9%) (Cost $865,560) (d)(e)(f)		1,205,232
Other Assets in Excess of Liabilities (0.1%)		1,707
Net Assets (100.0%)		$1,206,939

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $25,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $1,107,398,000 and 91.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $350,983,000 and the aggregate gross unrealized depreciation is approximately $11,311,000, resulting in net unrealized appreciation of approximately $339,672,000.
ADR	American Depositary Receipt.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	52.6%
Pharmaceuticals	8.5
Insurance	8.1
Beverages	7.2
Electronic Equipment, Instruments & Components	6.9
Software	6.1
Machinery	5.6
Capital Markets	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

		Value
	Shares	(000)
Common Stocks (110.3%)
Brazil (5.6%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	820,623	$13,618
NU Holdings Ltd., Class A (a)	2,236,443	30,527
		44,145
Canada (5.1%)
Canadian Pacific Kansas City Ltd.	117,824	10,077
Shopify, Inc., Class A (a)	376,075	30,139
		40,216
China (15.7%)
Kweichow Moutai Co. Ltd., Class A	86,531	21,204
Meituan, Class B (a)(b)	1,861,520	39,530
PDD Holdings, Inc. ADR (a)	92,545	12,476
Tencent Holdings Ltd. (b)	265,300	14,752
Trip.com Group Ltd. ADR (a)	594,917	35,356
		123,318
Denmark (7.2%)
DSV AS	275,107	56,620

France (13.6%)
Hermes International SCA	16,361	40,286
L’Oreal SA	31,732	14,233
LVMH Moet Hennessy Louis Vuitton SE	18,064	13,853
Schneider Electric SE	146,988	38,747
		107,119
India (15.1%)
Axis Bank Ltd.	1,110,652	16,329
HDFC Bank Ltd.	1,628,310	33,534
ICICI Bank Ltd. ADR	1,044,818	31,188
Titan Co. Ltd.	454,341	20,720
Zomato Ltd. (a)	5,320,202	17,317
		119,088
Italy (4.6%)
Moncler SpA	571,591	36,340

Japan (6.1%)
Keyence Corp.	48,200	23,100
Sanrio Co. Ltd.	863,000	24,872
		47,972
Korea, Republic of (6.9%)
Coupang, Inc. (a)	1,444,699	35,467
KakaoBank Corp.	1,167,589	18,830
		54,297
Netherlands (5.5%)
Adyen NV (a)	8,948	14,009
ASML Holding NV	35,641	29,648
		43,657
Singapore (1.7%)
Grab Holdings Ltd., Class A (a)	3,480,338	13,225

Sweden (3.7%)
Spotify Technology SA (a)	79,701	29,372

Switzerland (3.3%)
On Holding AG, Class A (a)	515,883	25,872

Taiwan (4.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,142,000	34,436

United Kingdom (3.5%)
London Stock Exchange Group PLC	202,555	27,732

United States (8.3%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	198,094	15,339
MercadoLibre, Inc. (a)	24,562	50,400
		65,739
Total Investments (110.3%) (Cost $561,090) (c)(d)(e)		869,148
Liabilities in Excess of Other Assets (–10.3%)		(81,036)
Net Assets (100.0%)		$788,112

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The approximate fair value and percentage of net assets, $536,092,000 and 68.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $341,851,000 and the aggregate gross unrealized depreciation is approximately $33,793,000, resulting in net unrealized appreciation of approximately $308,058,000.
ADR	American Depositary Receipt.

Portfolio Composition

Percentage of
Classification	Total Investments
Other*	28.3%
Textiles, Apparel & Luxury Goods	15.8
Banks	15.0
Broadline Retail	11.3
Hotels, Restaurants & Leisure	10.6
Semiconductors & Semiconductor Equipment	7.4
Air Freight & Logistics	6.5
Entertainment	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments

International Resilience Portfolio

		Value
	Shares	(000)
Common Stocks (96.0%)
Australia (2.0%)
Aristocrat Leisure Ltd.	990	$40

Canada (3.0%)
Constellation Software, Inc.	19	62

Finland (2.9%)
Kone OYJ, Class B	997	60

France (17.9%)
Capgemini SE	243	53
Legrand SA	518	60
L’Oreal SA	166	74
LVMH Moet Hennessy Louis Vuitton SE	67	51
Pernod Ricard SA	365	55
Safran SA	196	46
Sanofi SA	235	27
		366
Germany (15.8%)
Deutsche Boerse AG	257	60
Infineon Technologies AG	1,313	46
Merck KGaA	229	41
QIAGEN NV (a)	1,332	60
SAP SE	504	115
		322
Hong Kong (2.8%)
AIA Group Ltd.	6,600	58

Italy (3.5%)
Davide Campari-Milano NV	6,206	52
Moncler SpA	310	20
		72
Japan (3.7%)
Hoya Corp.	200	28
Keyence Corp.	100	48
		76
Netherlands (3.9%)
Heineken NV	327	29
Universal Music Group NV	1,919	50
		79
Sweden (4.7%)
Epiroc AB, Class A	1,591	35
Hexagon AB, Class B	5,690	61
		96
Switzerland (2.7%)
Alcon, Inc.	201	20
Roche Holding AG (Genusschein)	112	36
		56
Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	275	48

United Kingdom (21.2%)
AstraZeneca PLC	352	55
Experian PLC	1,096	58
Haleon PLC	13,309	70
Halma PLC	1,953	68
London Stock Exchange Group PLC	325	44
Reckitt Benckiser Group PLC	525	32
RELX PLC (LSE)	1,343	63
Rightmove PLC	5,027	42
		432
United States (9.5%)
Aon PLC, Class A	143	49
Procter & Gamble Co.	238	41
Thermo Fisher Scientific, Inc.	69	43
Visa, Inc., Class A	219	60
		193
Total Common Stocks (Cost $1,607)		1,960

No. of
Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	31	—

	Shares
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $18)	17,727	18
Total Investments (96.9%) (Cost $1,625) (c)(d)(e)		1,978
Other Assets in Excess of Liabilities (3.1%)		64
Net Assets (100.0%)		$2,042

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $1,657,000 and 81.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $384,000 and the aggregate gross unrealized depreciation is approximately $31,000, resulting in net unrealized appreciation of approximately $353,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Percentage of
Classification	Total Investments
Other*	37.8%
Electronic Equipment, Instruments & Components	9.0
Software	9.0
Pharmaceuticals	8.0
Personal Care Products	7.3
Beverages	6.9
Professional Services	6.1
Insurance	5.4
Capital Markets	5.3
Life Sciences Tools & Services	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

		Value
	Shares	(000)
Common Stocks (19.3%)
Australia (1.5%)
Ampol Ltd.	108	$2
BHP Group Ltd.	3,338	104
BlueScope Steel Ltd.	293	4
Capricorn Metals Ltd. (a)	855	3
Emerald Resources NL (a)	1,380	4
Evolution Mining Ltd.	4,460	14
Fortescue Ltd.	1,115	16
Genesis Minerals Ltd. (a)	2,606	4
Gold Road Resources Ltd.	2,580	3
James Hardie Industries PLC (a)	290	11
Mineral Resources Ltd.	116	4
Northern Star Resources Ltd.	3,067	34
Orica Ltd.	317	4
Perseus Mining Ltd.	3,140	6
Pilbara Minerals Ltd. (a)(b)	1,882	4
Ramelius Resources Ltd.	2,577	4
Regis Resources Ltd. (a)	1,684	2
Rio Tinto Ltd.	245	22
Santos Ltd.	1,477	7
South32 Ltd.	2,983	8
Vault Minerals Ltd. (a)	14,916	3
West African Resources Ltd. (a)	2,360	3
Westgold Resources Ltd.	1,045	2
Woodside Energy Group Ltd.	864	15
		283
Austria (0.0%)‡
OMV AG	68	3
Voestalpine AG	77	2
		5
Belgium (0.0%)‡
Syensqo SA	49	4
Umicore SA	138	2
		6
Canada (3.5%)
Agnico Eagle Mines Ltd. (NYSE)	711	57
Agnico Eagle Mines Ltd. (TSX)	328	26
Alamos Gold, Inc., Class A	886	18
ARC Resources Ltd.	269	5
Aya Gold & Silver, Inc. (a)	268	3
B2Gold Corp.	2,833	9
Barrick Gold Corp. (NYSE)	2,609	52
Barrick Gold Corp. (LSE)	1,158	23
Calibre Mining Corp. (a)	1,624	3
Cameco Corp.	194	9
Canadian Natural Resources Ltd.	963	32
CCL Industries, Inc., Class B	98	6
Cenovus Energy, Inc.	637	11
Centerra Gold, Inc.	470	3
Dundee Precious Metals, Inc.	410	4
Eldorado Gold Corp. (a)	449	8
Enbridge, Inc.	966	39
Equinox Gold Corp. (a)	707	4
First Majestic Silver Corp.	630	4
First Quantum Minerals Ltd. (a)	467	6
Fortuna Mining Corp. (a)	672	3
Franco-Nevada Corp. (NYSE)	275	34
Franco-Nevada Corp. (TSX)	127	16
IAMGOLD Corp. (a)	1,090	6
Imperial Oil Ltd. (b)	84	6
Ivanhoe Mines Ltd., Class A (a)(b)	418	6
K92 Mining, Inc. (a)	522	3
Keyera Corp. (b)	105	3
Kinross Gold Corp. (NYSE)	2,702	25
Kinross Gold Corp. (TSX)	808	8
Lundin Mining Corp.	434	5
MAG Silver Corp. (a)	226	3
MEG Energy Corp.	125	2
New Gold, Inc. (a)	1,519	4
Nutrien Ltd. (b)	326	16
OceanaGold Corp.	1,537	4
Osisko Gold Royalties Ltd. (b)	410	8
Pan American Silver Corp. (NYSE)	796	17
Pan American Silver Corp. (TSX)	240	5
Parkland Corp.	64	2
Pembina Pipeline Corp.	263	11
Sandstorm Gold Ltd.	654	4
SilverCrest Metals, Inc. (a)	324	3
SSR Mining, Inc.	446	3
Suncor Energy, Inc.	582	21
TC Energy Corp. (b)	473	22
Teck Resources Ltd., Class B	304	16
Torex Gold Resources, Inc. (a)	194	4
Tourmaline Oil Corp.	151	7
Wesdome Gold Mines Ltd. (a)	332	3
West Fraser Timber Co. Ltd. (b)	37	4
Wheaton Precious Metals Corp. (NYSE)	650	40
Wheaton Precious Metals Corp. (TSX)	298	18
		654
China (0.2%)
Zhaojin Mining Industry Co. Ltd., H Shares (c)	6,383	11
Zijin Mining Group Co. Ltd., H Shares (c)	11,773	26
		37
Denmark (0.1%)
Novozymes AS Series B	246	18

Finland (0.1%)
Neste OYJ (b)	193	3
Stora Enso OYJ, Class R	386	5
UPM-Kymmene OYJ	353	12
		20
France (0.8%)
Air Liquide SA	380	73
ArcelorMittal SA	337	9
Arkema SA	39	4
TotalEnergies SE	989	64
		150

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Multi-Asset Real Return Portfolio

		Value
	Shares	(000)
Common Stocks (cont’d)
Germany (0.3%)
BASF SE	589	$31
Covestro AG (a)	125	8
Evonik Industries AG	155	4
Heidelberg Materials AG	85	9
Symrise AG	87	12
		64
Ireland (0.2%)
CRH PLC	458	42

Israel (0.0%)‡
ICL Group Ltd.	505	2

Italy (0.1%)
Eni SpA (b)	1,001	15
Tenaris SA	216	4
		19
Japan (0.7%)
Asahi Kasei Corp.	827	6
ENEOS Holdings, Inc.	1,311	7
Idemitsu Kosan Co. Ltd.	441	3
Inpex Corp.	442	6
JFE Holdings, Inc.	380	5
Mitsubishi Chemical Group Corp.	844	6
Mitsui Chemicals, Inc.	112	3
Nippon Paint Holdings Co. Ltd.	625	5
Nippon Sanso Holdings Corp.	115	4
Nippon Steel Corp.	564	13
Nissan Chemical Corp.	82	3
Nitto Denko Corp.	475	8
Shin-Etsu Chemical Co. Ltd.	1,188	50
Sumitomo Metal Mining Co. Ltd.	163	5
Toray Industries, Inc.	914	5
		129
Netherlands (0.2%)
Akzo Nobel NV	112	8
DSM-Firmenich AG	122	17
OCI NV	70	2
		27
Norway (0.1%)
Aker BP ASA	144	3
Equinor ASA	410	10
Norsk Hydro ASA	873	6
Yara International ASA	109	3
		22
Peru (0.1
Cia de Minas Buenaventura SAA ADR	555	8

Portugal (0.0%)‡
Galp Energia SGPS SA	212	4

South Africa (0.2%)
DRDGOLD Ltd. ADR (b)	195	2
Gold Fields Ltd. ADR (b)	1,617	25
Harmony Gold Mining Co. Ltd. ADR (b)	1,383	14
		41
Spain (0.0%)‡
Repsol SA	556	7

Sweden (0.1%)
Boliden AB	180	6
Holmen AB, Class B	50	2
Svenska Cellulosa AB SCA, Class B	399	6
		14
Switzerland (0.6%)
Clariant AG (Registered) (a)	142	2
EMS-Chemie Holding AG (Registered)	5	4
Givaudan SA (Registered)	6	33
Holcim AG (a)	344	34
SIG Group AG (a)	201	5
Sika AG (Registered)	101	33
		111
United Kingdom (1.7%)
Anglo American PLC	837	27
Anglogold Ashanti PLC	938	25
Antofagasta PLC	260	7
BP PLC	7,813	41
Centamin PLC	2,630	5
Croda International PLC	87	5
Endeavour Mining PLC (LSE)	121	3
Endeavour Mining PLC (TSX)	546	13
Glencore PLC	6,823	39
Mondi PLC	291	5
Rio Tinto PLC	741	53
Shell PLC	2,967	96
		319
United States (8.8%)
Air Products & Chemicals, Inc.	147	44
Albemarle Corp.	78	7
Amcor PLC	953	11
APA Corp.	169	4
Avery Dennison Corp.	53	12
Baker Hughes Co.	457	17
Ball Corp.	209	14
Celanese Corp.	68	9
CF Industries Holdings, Inc.	126	11
Cheniere Energy, Inc.	108	19
Chesapeake Energy Corp.	50	4
Chevron Corp.	814	120
Cleveland-Cliffs, Inc. (a)	333	4
Coeur Mining, Inc. (a)	852	6
ConocoPhillips	539	57
Corteva, Inc.	464	27
Coterra Energy, Inc.	344	8
Crown Holdings, Inc.	79	8
Devon Energy Corp.	292	11
Diamondback Energy, Inc.	78	14
Dow, Inc.	462	25
DuPont de Nemours, Inc.	284	25
Eastman Chemical Co.	78	9
Ecolab, Inc.	170	43

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Multi-Asset Real Return Portfolio

		Value
	Shares	(000)
Common Stocks (cont’d)
United States (cont’d)
EOG Resources, Inc.	266	$33
EQT Corp.	178	7
Exxon Mobil Corp.	2,064	242
FMC Corp.	82	5
Freeport-McMoRan, Inc.	944	47
Halliburton Co.	406	12
Hecla Mining Co.	1,384	9
Hess Corp.	125	17
HF Sinclair Corp.	72	3
International Flavors & Fragrances, Inc.	169	18
International Paper Co.	216	11
Kinder Morgan, Inc.	912	20
Linde PLC	320	153
LyondellBasell Industries NV, Class A	171	16
Marathon Oil Corp.	266	7
Marathon Petroleum Corp.	173	28
Martin Marietta Materials, Inc.	41	22
Mosaic Co.	216	6
Newmont Corp. (TSX)	2,405	129
Nucor Corp.	162	24
Occidental Petroleum Corp.	299	15
ONEOK, Inc.	264	24
Ovintiv, Inc.	118	5
Packaging Corp. of America	59	13
Phillips 66	200	26
PPG Industries, Inc.	156	21
Reliance, Inc.	38	11
Royal Gold, Inc.	144	20
RPM International, Inc.	85	10
Schlumberger NV	649	27
Sherwin-Williams Co.	160	61
Smurfit WestRock PLC	340	17
Steel Dynamics, Inc.	102	13
Targa Resources Corp.	96	14
Texas Pacific Land Corp.	8	7
Valero Energy Corp.	155	21
Vulcan Materials Co.	87	22
Westlake Corp.	26	4
Williams Cos., Inc.	554	25
		1,674
Total Common Stocks (Cost $3,367)		3,656

Face
Amount
(000)
U.S. Treasury Security(65.7%)
United States (65.7%)
U.S. Treasury Inflation-Indexed Notes, 1.88%, 7/15/34 (Cost $12,527)	$12,183	12,486

Shares
Short-Term Investments (14.7%)
Investment Company (14.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class 4.78% (d) (Cost $2,736)	2,736,179	2,736

Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class 4.88% (d)	50,043	50

	Face
	Amount
	(000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $6; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $6)	$6	6
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $7; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $7)	7	7
		13
Total Securities held as Collateral on Loaned Securities (Cost $63)		63
Total Short-Term Investments (Cost $2,799)		2,799
Total Investments (99.7%) (Cost $18,693) including $127 of Securities Loaned (e)(f)(g)(h)		18,941
Other Assets in Excess of Liabilities (0.3%)		66
Net Assets (100.0%)		$19,007

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $127,000 and $135,000, respectively. The Fund received cash collateral of approximately $63,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $72,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contract and swap agreement.
(f)	The approximate fair value and percentage of net assets, $1,234,000 and 6.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $374,000 and the aggregate gross unrealized depreciation is approximately $231,000, resulting in net unrealized appreciation of approximately $143,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.
NYSE	New York Stock Exchange.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Multi-Asset Real Return Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	GBP	10		$13	12/19/24	$	(—@	)
Citibank NA	GBP	12		$16	12/19/24		(1)
Goldman Sachs International	$	—@	CHF	—@	12/19/24		(—@	)
Goldman Sachs International		$16	EUR	15	12/19/24		—@
Goldman Sachs International		$1	SEK	10	12/19/24		—@
JPMorgan Chase Bank NA	GBP	1		$1	12/19/24		(—@	)
JPMorgan Chase Bank NA	$	—@	CHF	—@	12/19/24		(—@	)
JPMorgan Chase Bank NA		$10	JPY	1,361	12/19/24		(—@	)
							$(1)

Futures Contract:

The Fund had the following futures contract open at September 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
COMEX Gold 100 OZ (United States)	9	Dec-24	$1	$2,393	$(22)

Total Return Swap Agreement:

The Fund had the following total return swap agreement open at September 30, 2024:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Goldman Sachs & Co. LLC	S&P GSCI Total Return Index	Pay	USB3MTA + 0.10%	Maturity	4/16/25	$854	$(82)	$—	$(82)

@		Value is less than $500.
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona

Portfolio Composition*

	Percentage of
Classification	Total Investments
U.S. Treasury Security	66.1%
Short-Term Investments	14.5
Metals & Mining	6.7
Other**	6.4
Oil, Gas & Consumable Fuels	6.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.

**	Industries and/or investment types representing less than 5% of total investments.

***	Does not include an open futures contract with a value of approximately $2,393,000 and unrealized depreciation of approximately $22,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,000. Also does not include an open swap agreement with unrealized depreciation of approximately $82,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

		Value
	Shares	(000)
Common Stocks (97.6%)
Argentina (2.0%)
Despegar.com Corp. (a)	36,227	$449

Bangladesh (4.2%)
BRAC Bank PLC	745,855	337
Square Pharmaceuticals PLC	324,469	620
		957
Egypt (4.3%)
Commercial International Bank - Egypt (CIB) GDR	566,133	962

Indonesia (16.4%)
Bank Mandiri Persero Tbk. PT	658,300	303
Champ Resto Indonesia Tbk. PT (a)	2,674,900	178
Cisarua Mountain Dairy Tbk. PT	1,818,200	679
Map Aktif Adiperkasa PT	11,430,800	710
Medikaloka Hermina Tbk. PT	9,478,600	955
Selamat Sempurna Tbk. PT	2,447,900	329
Sumber Alfaria Trijaya Tbk. PT	2,718,300	569
		3,723
Kazakhstan (8.7%)
Halyk Savings Bank of Kazakhstan JSC GDR	37,065	652
Kaspi.KZ JSC ADR	5,378	570
NAC Kazatomprom JSC GDR	20,484	748
		1,970
Kenya (1.7%)
Safaricom PLC	3,207,641	372

Mexico (1.0%)
Vista Energy SAB de CV ADR (a)	4,961	219

Nigeria (1.1%)
Guaranty Trust Holding Co. PLC	8,831,203	255

Pakistan (4.9%)
Meezan Bank Ltd.	669,246	554
Systems Ltd.	380,682	556
		1,110
Philippines (7.9%)
Bank of the Philippine Islands	208,240	505
BDO Unibank, Inc.	162,330	460
Century Pacific Food, Inc.	1,225,900	832
		1,797
Poland (3.3%)
Grupa Kety SA	2,608	559
Text SA	10,100	193
		752
Slovenia (3.6%)
Nova Ljubljanska Banka DD GDR	30,609	814

South Africa (2.1%)
Standard Bank Group Ltd.	34,073	477

Turkey (2.7%)
Coca-Cola Icecek AS	145,920	243
Logo Yazilim Sanayi Ve Ticaret AS	142,204	378
		621
United Arab Emirates (2.1%)
Emaar Properties PJSC	203,973	484

United Kingdom (1.4%)
Airtel Africa PLC	205,690	315

United States (7.6%)
EPAM Systems, Inc. (a)	1,639	326
Grid Dynamics Holdings, Inc. (a)	21,873	306
MercadoLibre, Inc. (a)	533	1,094
		1,726
Vietnam (22.6%)
Bank for Foreign Trade of Vietnam JSC (a)	185,457	695
Binh Minh Plastics JSC	108,900	526
FPT Corp.	297,014	1,626
Mobile World Investment Corp.	253,488	702
Phu Nhuan Jewelry JSC	216,200	894
Vietnam Dairy Products JSC	237,992	678
		5,121
Total Common Stocks (Cost $17,102)		22,124

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (b) (Cost $360)	360,099	360
Total Investments (99.2%) (Cost $17,462) (c)(d)(e)		22,484
Other Assets in Excess of Liabilities (0.8%)		179
Net Assets (100.0%)		$22,663

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $19,159,000 and 84.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,515,000 and the aggregate gross unrealized depreciation is approximately $493,000, resulting in net unrealized appreciation of approximately $5,022,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Percentage of
Classification	Total Investments
Other*	44.8%
Banks	26.7
Information Technology Services	12.5
Food Products	9.7
Specialty Retail	6.3
Total Investments	100.0%

*         Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

		Value
	Shares	(000)
Common Stocks (98.5%)
Argentina (3.4%)
Despegar.com Corp. (a)	423,162	$5,247

Canada (5.1%)
Agnico Eagle Mines Ltd.	18,826	1,517
Bank of Nova Scotia	21,913	1,194
Canadian Imperial Bank of Commerce	19,511	1,197
Canadian Natural Resources Ltd.	21,963	729
Constellation Software, Inc.	261	849
Royal Bank of Canada	12,871	1,606
Tourmaline Oil Corp.	17,229	800
		7,892
China (6.8%)
Alibaba Group Holding Ltd. ADR	73,071	7,754
Tencent Holdings Ltd. (b)	49,800	2,769
		10,523
Denmark (2.2%)
Novo Nordisk AS, Class B	28,479	3,378

France (10.8%)
Air Liquide SA	8,531	1,648
Airbus SE	23,428	3,429
Capgemini SE	7,866	1,698
Hermes International SCA	336	827
L'Oreal SA	2,965	1,330
LVMH Moet Hennessy Louis Vuitton SE	1,873	1,436
Pernod Ricard SA	9,190	1,391
Sanofi SA	19,701	2,268
TotalEnergies SE	24,267	1,576
Verallia SA	35,612	1,042
		16,645
Germany (6.9%)
Linde PLC	11,005	5,250
Rheinmetall AG	5,153	2,801
Siemens AG (Registered)	12,911	2,612
		10,663
India (6.0%)
Apollo Hospitals Enterprise Ltd.	18,435	1,584
HDFC Bank Ltd. ADR	52,453	3,282
ICICI Bank Ltd.	100,578	1,526
Reliance Industries Ltd.	41,078	1,445
State Bank of India	145,889	1,370
		9,207
Ireland (3.1%)
AIB Group PLC	461,383	2,643
Ryanair Holdings PLC ADR	46,220	2,088
		4,731
Israel (1.3%)
CyberArk Software Ltd. (a)	6,700	1,954
Japan (8.6%)
FANUC Corp.	21,750	639
Hoya Corp.	5,900	817
Keyence Corp.	6,500	3,115
Nikon Corp. (c)	183,800	1,904
SMC Corp.	1,805	807
Sony Group Corp.	146,465	2,846
Sony Group Corp. ADR (c)	17,742	1,713
Tokyo Electron Ltd.	8,000	1,427
		13,268
Korea, Republic of (5.7%)
Hanwha Aerospace Co. Ltd.	9,853	2,245
Hanwha Industrial Solutions Co. Ltd. (a)	10,914	278
Samsung Electronics Co. Ltd.	113,200	5,291
SK Hynix, Inc.	7,352	984
		8,798
Netherlands (3.6%)
ASML Holding NV	2,841	2,363
Universal Music Group NV (c)	69,479	1,818
Wolters Kluwer NV	8,554	1,443
		5,624
Norway (1.0%)
Var Energi ASA	501,004	1,548

Singapore (3.1%)
Sea Ltd. ADR (a)	51,097	4,817

South Africa (3.1%)
Anglo American Platinum Ltd.	40,646	1,462
Impala Platinum Holdings Ltd. (a)	160,203	898
Northam Platinum Holdings Ltd. (c)	128,516	812
Thungela Resources Ltd. (c)	244,892	1,546
		4,718
Switzerland (0.7%)
Nestle SA (Registered)	10,898	1,095

Taiwan (4.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	6,061
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,467	950
		7,011
United Kingdom (18.7%)
Anglo American PLC	46,722	1,519
AstraZeneca PLC	32,727	5,098
BAE Systems PLC	95,170	1,580
Diageo PLC	62,003	2,166
Experian PLC	57,812	3,045
Glencore PLC	1,041,383	5,964
Shell PLC	59,345	1,925
Unilever PLC	32,525	2,111
Unilever PLC ADR	28,801	1,871
Unilever PLC CVA	56,188	3,643
		28,922
United States (3.9%)
MercadoLibre, Inc. (a)	1,578	3,238
Vertex Pharmaceuticals, Inc. (a)	5,893	2,741
		5,979
Total Common Stocks (Cost $101,661)		152,020

Preferred Stock (0.9%)
United States (0.9%)
Neurogenesis, Inc., Series A (a)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,375

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

		Value
	Shares	(000)
Short-Term Investments (3.0%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (f) (Cost $2,766)	2,765,874	$2,766
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (f)	1,467,878	1,468

	Face
	Amount
	(000)
Repurchase Agreements (0.2%)
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $174; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $178)	$174	174
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $196; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $200)	196	196
		370
Total Securities held as Collateral on Loaned Securities (Cost $1,838)		1,838
Total Short-Term Investments (Cost $4,604)		4,604
Total Investments (102.4%) (Cost $107,515) including $6,181 of Securities Loaned (g)(h)(i)(j)		157,999
Liabilities in Excess of Other Assets (–2.4%)		(3,735)
Net Assets (100.0%)		$154,264

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $6,181,000 and $6,553,000, respectively. The Fund received cash collateral of approximately $1,838,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $4,715,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2024 amounts to approximately $1,375,000 and represents 0.9% of net assets.

(e)	At September 30, 2024, the Fund held a fair valued security valued at approximately $1,375,000, representing 0.9% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

(g)	The approximate fair value and percentage of net assets, $108,195,000 and 70.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.

(i)	Securities are available for collateral in connection with open futures contracts.

(j)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $55,779,000 and the aggregate gross unrealized depreciation is approximately $4,725,000, resulting in net unrealized appreciation of approximately $51,054,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
Hang Seng Index (Hong Kong)	46	Oct-24	HKD	2	$6,295	$467
Stoxx Europe Small 200 Index (Germany)	261	Dec-24	EUR	13	5,070	103
						$570

EUR	—	Euro
HKD	—	Hong Kong Dollar

Portfolio Composition*

	Percentage of
Classification	Total Investments
Other**	44.2%
Banks	8.2
Metals & Mining	7.8
Semiconductors & Semiconductor Equipment	7.5
Broadline Retail	7.0
Pharmaceuticals	6.9
Aerospace & Defense	6.6
Oil, Gas & Consumable Fuels	6.1
Personal Care Products	5.7
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.

**	Industries and/or investment types representing less than 5% of total investments.

***	Does not include open futures contracts with a value of approximately $11,365,000 and unrealized appreciation of approximately $570,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

		Value
	Shares	(000)
Common Stocks (95.8%)
Aerospace & Defense (6.3%)
Airbus SE (France)	791	$116
Axon Enterprise, Inc. (a)	21	8
Babcock International Group PLC (United Kingdom)	19,129	121
General Electric Co.	153	29
HEICO Corp., Class A	33	7
TransDigm Group, Inc.	5	7
		288
Beverages (1.4%)
Celsius Holdings, Inc. (a)	2,082	65

Broadline Retail (3.8%)
Amazon.com, Inc. (a)	930	173

Capital Markets (9.4%)
Intercontinental Exchange, Inc.	1,857	298
MSCI, Inc.	137	80
S&P Global, Inc.	109	57
		435
Chemicals (0.3%)
Ecolab, Inc.	24	6
Sherwin-Williams Co.	16	6
		12
Commercial Services & Supplies (3.9%)
Cintas Corp.	36	7
Copart, Inc. (a)	99	5
Rentokil Initial PLC (United Kingdom)	28,388	139
Rollins, Inc.	108	6
Veralto Corp.	212	24
		181
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	10	5

Consumer Staples Distribution & Retail (2.0%)
Dollar General Corp.	1,079	91

Distributors (0.1%)
Pool Corp.	12	5

Diversified Consumer Services (0.1%)
Service Corp. International	68	5

Entertainment (0.8%)
Netflix, Inc. (a)	19	13
Walt Disney Co.	257	25
		38
Food Products (1.1%)
McCormick & Co., Inc.	615	51

Ground Transportation (4.9%)
Union Pacific Corp.	913	225

Health Care Equipment & Supplies (0.1%)
Intuitive Surgical, Inc. (a)	15	7

Health Care Technology (0.5%)
Veeva Systems, Inc., Class A (a)	106	22

Hotels, Restaurants & Leisure (3.9%)
Domino's Pizza, Inc.	11	5
McDonald's Corp.	159	49
Starbucks Corp.	588	57
Vail Resorts, Inc.	385	67
		178
Household Durables (3.1%)
NVR, Inc. (a)	9	88
Victoria PLC (United Kingdom) (a)	30,206	55
		143
Information Technology Services (9.0%)
Cloudflare, Inc., Class A (a)	5,083	411
Gartner, Inc. (a)	10	5
		416
Insurance (0.1%)
Brown & Brown, Inc.	44	5

Life Sciences Tools & Services (9.7%)
Danaher Corp.	841	234
Eurofins Scientific SE (France)	2,877	183
Illumina, Inc. (a)	186	24
Thermo Fisher Scientific, Inc.	7	4
		445
Metals & Mining (2.8%)
Royal Gold, Inc.	908	127

Oil, Gas & Consumable Fuels (4.8%)
Cameco Corp. (Canada)	935	45
Texas Pacific Land Corp.	199	176
		221
Personal Care Products (0.5%)
Oddity Tech Ltd., Class A (Israel) (a)	600	24

Pharmaceuticals (5.0%)
Royalty Pharma PLC, Class A	8,036	228
Zoetis, Inc.	22	4
		232
Real Estate Management & Development (1.5%)
Landbridge Co. LLC (a)	1,720	67

Semiconductors & Semiconductor Equipment (0.7%)
ASML Holding NV (Registered) (Netherlands)	41	34

Software (4.7%)
Appfolio, Inc., Class A (a)	102	24
Cadence Design Systems, Inc. (a)	20	5
Guidewire Software, Inc. (a)	40	7
Procore Technologies, Inc. (a)	2,660	164
Roper Technologies, Inc.	9	5
Synopsys, Inc. (a)	10	5
Tyler Technologies, Inc. (a)	11	7
		217
Specialized REITs (5.6%)
American Tower Corp. REIT	1,111	258

Specialty Retail (7.3%)
AutoZone, Inc. (a)	8	25
Floor & Decor Holdings, Inc., Class A (a)	2,266	282
Home Depot, Inc.	60	24
Tractor Supply Co.	17	5
		336
Textiles, Apparel & Luxury Goods (2.1%)
Christian Dior SE (France)	132	96

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

		Value
	Shares	(000)
Trading Companies & Distributors (0.2%)
Fastenal Co.	76	$6
Watsco, Inc.	9	4
		10
Total Common Stocks (Cost $3,908)		4,412
Investment Company (2.4%)
iShares Bitcoin Trust ETF (a) (Cost $116)	3,001	108

No. of
Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	58	—

	Shares
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $29)	29,190	29
Total Investments Excluding Purchased Options (98.8%) (Cost $4,053)		4,549
Total Purchased Options Outstanding (0.1%) (Cost $14)		4
Total Investments (98.9%) (Cost $4,067) (c)(d)(e)(f)		4,553
Other Assets in Excess of Liabilities (1.1%)		51
Net Assets (100.0%)		$4,604

(a)	Non-income producing security.

(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.

(d)	Securities are available for collateral in connection with purchased options.

(e)	The approximate fair value and percentage of net assets, $708,000 and 15.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

(f)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $881,000 and the aggregate gross unrealized depreciation is approximately $395,000, resulting in net unrealized appreciation of approximately $486,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report − September 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	565,030	$565	$2	$3	$(1)
Goldman Sachs International	USD/CNH	CNH	7.69	Jan–25	1,103,570	1,104	—@	4	(4)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	517,348	517	1	2	(1)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	1,081,829	1,082	1	5	(4)
							$4	$14	$(10)

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Percentage of
Classification	Total Investments
Other*	47.0%
Life Sciences Tools & Services	9.8
Capital Markets	9.6
Information Technology Services	9.1
Specialty Retail	7.4
Aerospace & Defense	6.3
Specialized REITs	5.7
Pharmaceuticals	5.1
Total Investments	100.0%

*           Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

portfolio of investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Banks (4.9%)
JPMorgan Chase & Co.	81,564	$17,199

Broadline Retail (5.2%)
Amazon.com, Inc. (a)	96,350	17,953

Capital Markets (5.6%)
Ameriprise Financial, Inc.	33,843	15,900
LPL Financial Holdings, Inc.	16,060	3,736
		19,636
Commercial Services & Supplies (4.1%)
Waste Management, Inc.	69,148	14,355

Construction Materials (1.5%)
CRH PLC	55,884	5,183

Consumer Staples Distribution & Retail (5.3%)
Costco Wholesale Corp.	17,986	15,945
Target Corp.	17,094	2,664
		18,609
Electric Utilities (2.0%)
NextEra Energy, Inc.	82,709	6,991

Entertainment (2.8%)
Netflix, Inc. (a)	13,789	9,780

Financial Services (3.6%)
Jack Henry & Associates, Inc.	16,435	2,901
Mastercard, Inc., Class A	19,748	9,752
		12,653
Ground Transportation (0.8%)
Uber Technologies, Inc. (a)	36,678	2,757

Hotels, Restaurants & Leisure (1.5%)
McDonald’s Corp.	16,850	5,131

Household Durables (1.0%)
Lennar Corp., Class A	19,408	3,639

Insurance (8.9%)
Brown & Brown, Inc.	140,154	14,520
Progressive Corp.	65,502	16,622
		31,142
Interactive Media & Services (6.4%)
Alphabet, Inc., Class A	134,346	22,281

Life Sciences Tools & Services (0.6%)
Danaher Corp.	7,296	2,028

Metals & Mining (0.6%)
Nucor Corp.	13,699	2,060

Oil, Gas & Consumable Fuels (3.1%)
Chevron Corp.	27,172	4,002
Valero Energy Corp.	49,516	6,686
		10,688
Pharmaceuticals (4.0%)
Eli Lilly & Co.	15,883	14,071

Semiconductors & Semiconductor Equipment (11.6%)
Applied Materials, Inc.	41,192	8,323
Lam Research Corp.	1,112	907
NVIDIA Corp.	256,880	31,195
		40,425
Software (10.7%)
Microsoft Corp.	64,728	27,852
Tyler Technologies, Inc. (a)	16,424	9,587
		37,439
Specialty Retail (4.5%)
Home Depot, Inc.	4,264	1,728
TJX Cos., Inc.	119,915	14,095
		15,823
Tech Hardware, Storage & Peripherals (7.1%)
Apple, Inc.	106,209	24,747

Textiles, Apparel & Luxury Goods (0.2%)
Lululemon Athletica, Inc. (a)	2,489	675

Trading Companies & Distributors (3.0%)
United Rentals, Inc.	13,058	10,573
Total Common Stocks (Cost $233,902)		345,838

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (b) (Cost $3,747)	3,746,708	3,747
Total Investments (100.1%) (Cost $237,649) (c)(d)		349,585
Liabilities in Excess of Other Assets (–0.1%)		(501)
Net Assets (100.0%)		$349,084

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $112,010,000 and the aggregate gross unrealized depreciation is approximately $74,000, resulting in net unrealized appreciation of approximately $111,936,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.3%
Semiconductors & Semiconductor Equipment	11.6
Software	10.7
Insurance	8.9
Tech Hardware, Storage & Peripherals	7.1
Interactive Media & Services	6.4
Capital Markets	5.6
Consumer Staples Distribution & Retail	5.3
Broadline Retail	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

U.S. Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Apartments (8.7%)
AvalonBay Communities, Inc. REIT	1,375	$310
Mid-America Apartment Communities, Inc. REIT	989	157
		467
Data Centers (12.1%)
Digital Realty Trust, Inc. REIT	1,336	216
Equinix, Inc. REIT	485	431
		647
Free Standing (9.0%)
Agree Realty Corp. REIT	2,917	219
Essential Properties Realty Trust, Inc. REIT	3,161	108
Realty Income Corp. REIT	2,458	156
		483
Gaming (3.2%)
VICI Properties, Inc. REIT	5,210	173

Health Care (14.0%)
CareTrust REIT, Inc.	3,592	111
PACS Group, Inc. (a)	1,664	66
Ventas, Inc. REIT	2,306	148
Welltower, Inc. REIT	3,317	425
		750
Industrial (9.4%)
EastGroup Properties, Inc. REIT	621	116
Lineage, Inc. REIT	854	67
Prologis, Inc. REIT	1,611	203
Rexford Industrial Realty, Inc. REIT	2,295	116
		502
Lodging/Resorts (1.2%)
Host Hotels & Resorts, Inc. REIT	3,789	67

Office (1.6%)
Kilroy Realty Corp. REIT	2,225	86

Regional Malls (4.0%)
Macerich Co. REIT	3,016	55
Simon Property Group, Inc. REIT	939	159
		214
Self Storage (6.4%)
Public Storage REIT	937	341

Shopping Centers (4.1%)
Federal Realty Investment Trust REIT	816	94
Retail Opportunity Investments Corp. REIT	1,643	26
Urban Edge Properties REIT	4,694	100
		220
Single Family Homes (2.8%)
American Homes 4 Rent Class A REIT	3,879	149

Specialty (4.4%)
Iron Mountain, Inc. REIT	1,362	162
Lamar Advertising Co. Class A REIT	578	77
		239
Telecommunications REITs (13.7%)
American Tower Corp. REIT	2,083	485
SBA Communications Corp. REIT	1,040	250
		735
Timberland REITs (3.6%)
Weyerhaeuser Co. REIT	5,777	196
Total Common Stocks (Cost $4,408)		5,269

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 4.78% (b) (Cost $25)	25,172	25
Total Investments (98.7%) (Cost $4,433) (c)(d)		5,294
Other Assets in Excess of Liabilities (1.3%)		72
Net Assets (100.0%)		$5,366

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $872,000 and the aggregate gross unrealized depreciation is approximately $11,000, resulting in net unrealized appreciation of approximately $861,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.9%
Health Care	14.2
Telecommunications REITs	13.9
Data Centers	12.2
Industrial	9.5
Free Standing	9.1
Apartments	8.8
Self Storage	6.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Apartments (8.2%)
AvalonBay Communities, Inc. REIT	7,156	$1,612
Mid-America Apartment Communities, Inc. REIT	4,921	782
		2,394
Data Centers (13.8%)
Digital Realty Trust, Inc. REIT	8,445	1,366
Equinix, Inc. REIT	2,966	2,633
		3,999
Free Standing (9.4%)
Agree Realty Corp. REIT	13,553	1,021
Essential Properties Realty Trust, Inc. REIT	8,895	304
Realty Income Corp. REIT	22,174	1,406
		2,731
Gaming (3.9%)
VICI Properties, Inc. REIT	33,944	1,131

Health Care (15.9%)
CareTrust REIT, Inc.	18,680	576
Healthpeak Properties, Inc. REIT	22,356	511
PACS Group, Inc. (a)	7,149	286
Ventas, Inc. REIT	11,362	729
Welltower, Inc. REIT	19,712	2,524
		4,626
Industrial (13.0%)
Americold Realty Trust, Inc. REIT	9,309	263
EastGroup Properties, Inc. REIT	2,925	546
Lineage, Inc. REIT	3,171	249
Prologis, Inc. REIT	16,706	2,110
Rexford Industrial Realty, Inc. REIT	12,005	604
		3,772
Lodging/Resorts (1.3%)
Host Hotels & Resorts, Inc. REIT	20,967	369

Manufactured Homes (1.8%)
Sun Communities, Inc. REIT	3,927	531

Office (3.3%)
BXP, Inc. REIT	7,269	585
Kilroy Realty Corp. REIT	9,649	373
		958
Regional Malls (4.1%)
Simon Property Group, Inc. REIT	6,962	1,177

Self Storage (9.6%)
Extra Space Storage, Inc. REIT	7,263	1,309
Public Storage REIT	4,024	1,464
		2,773
Shopping Centers (5.2%)
Federal Realty Investment Trust REIT	3,448	396
Kite Realty Group Trust REIT	10,721	285
Retail Opportunity Investments Corp. REIT	9,060	143
Tanger, Inc. REIT	12,034	399
Urban Edge Properties REIT	13,622	291
		1,514
Single Family Homes (2.8%)
American Homes 4 Rent Class A REIT	21,514	826

Specialty (4.9%)
Iron Mountain, Inc. REIT	8,055	957
Lamar Advertising Co. Class A REIT	3,404	455
		1,412
Telecommunications REITs (1.4%)
American Tower Corp. REIT	1,716	399
Total Common Stocks (Cost $22,319)		28,612

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 4.78% (b) (Cost $301)	301,063	301
Total Investments (99.6%) (Cost $22,620) (c)(d)		28,913
Other Assets in Excess of Liabilities (0.4%)		109
Net Assets (100.0%)		$29,022

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,403,000 and the aggregate gross unrealized depreciation is approximately $110,000, resulting in net unrealized appreciation of approximately $6,293,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.6%
Health Care	16.0
Data Centers	13.8
Industrial	13.1
Self Storage	9.6
Free Standing	9.4
Apartments	8.3
Shopping Centers	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Biotechnology (33.4%)
4D Molecular Therapeutics, Inc. (a)	1,824	$20
Alnylam Pharmaceuticals, Inc. (a)	419	115
Altimmune, Inc. (a)(b)	2,479	15
Argenx SE ADR (Belgium) (a)	279	151
Ascendis Pharma AS ADR (Denmark) (a)	500	75
Beam Therapeutics, Inc. (a)	1,368	34
Biohaven Ltd. (a)	406	20
Cabaletta Bio, Inc. (a)	1,551	7
Exact Sciences Corp. (a)	2,200	150
Intellia Therapeutics, Inc. (a)	2,525	52
Relay Therapeutics, Inc. (a)	2,495	18
Vertex Pharmaceuticals, Inc. (a)	248	115
		772
Health Care Equipment & Supplies (14.1%)
Align Technology, Inc. (a)	288	73
IDEXX Laboratories, Inc. (a)	94	48
Inspire Medical Systems, Inc. (a)	397	84
Intuitive Surgical, Inc. (a)	245	120
		325
Health Care Providers & Services (7.2%)
Agilon Health, Inc. (a)	7,354	29
UnitedHealth Group, Inc.	232	136
		165
Health Care Technology (6.9%)
Doximity, Inc., Class A (a)	1,353	59
Schrodinger, Inc. (a)	2,488	46
Veeva Systems, Inc., Class A (a)	259	54
		159
Life Sciences Tools & Services (19.3%)
10X Genomics, Inc., Class A (a)	3,698	83
AbCellera Biologics, Inc. (Canada) (a)(b)	5,132	13
Illumina, Inc. (a)	289	38
MaxCyte, Inc. (a)	14,540	57
Standard BioTools, Inc. (a)	33,298	64
Stevanato Group SpA (Italy)	1,793	36
Thermo Fisher Scientific, Inc.	181	112
West Pharmaceutical Services, Inc.	143	43
		446
Pharmaceuticals (15.7%)
ATAI Life Sciences NV (a)(b)	14,030	16
Eli Lilly & Co.	233	206
Enliven Therapeutics, Inc. (a)(b)	408	10
Royalty Pharma PLC, Class A	1,579	45
Structure Therapeutics, Inc. ADR (China) (a)(b)	433	19
Zoetis, Inc.	340	67
		363
Total Common Stocks (Cost $2,498)		2,230

Short-Term Investments (5.7%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (c) (Cost $54)	54,152	54

Securities held as Collateral on Loaned Securities (3.3%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (c)	61,479	61

	Face Amount (000)
Repurchase Agreements (0.7%)
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $8; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $8)	$8	8
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $8; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $8)	8	8
		16
Total Securities held as Collateral on Loaned Securities (Cost $77)		77
Total Short-Term Investments (Cost $131)		131
Total Investments (102.3%) (Cost $2,629) including $74 of Securities Loaned (d)(e)		2,361
Liabilities in Excess of Other Assets (–2.3%)		(53)
Net Assets (100.0%)		$2,308

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Vitality Portfolio

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were approximately $74,000 and $77,000, respectively. The Fund received cash collateral of approximately $77,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $387,000 and the aggregate gross unrealized depreciation is approximately $655,000, resulting in net unrealized depreciation of approximately $268,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	33.8%
Life Sciences Tools & Services	19.5
Pharmaceuticals	15.9
Health Care Equipment & Supplies	14.2
Health Care Providers & Services	7.2
Health Care Technology	7.0
Other**	2.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Automobiles	$12,110	$—	$—	$12,110
Biotechnology	1,777	—	—	1,777
Broadline Retail	11,495	—	—	11,495
Capital Markets	7,242	—	—	7,242
Entertainment	8,258	—	—	8,258
Financial Services	785	6,629	—	7,414
Ground Transportation	7,584	—	—	7,584
Hotels, Restaurants & Leisure	20,746	—	—	20,746
Information Technology Services	31,252	—	—	31,252
Life Sciences Tools & Services	4,261	—	—	4,261
Media	11,669	—	—	11,669
Pharmaceuticals	6,979	—	—	6,979
Software	14,313	—	—	14,313
Specialized REITs	4,849	—	—	4,849
Specialty Retail	2,688	—	—	2,688
Total Common Stocks	146,008	6,629	—	152,637
Investment Company	3,999	—	—	3,999
Call Options Purchased	—	142	—	142
Short-Term Investment
Investment Company	2,067	—	—	2,067
Total Assets	$152,074	$6,771	$—	$158,845

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
American Resilience
Assets:
Common Stocks	$1,335	(1)	$—		$—	$1,335
Warrants	—		—	†	—	—	†
Short-Term Investment
Investment Company	19		—		—	19
Total Assets	$1,354		$—	†	$—	$1,354	†

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$9,189	$15,531	$—	$24,720
Beverages	—	9,690	—	9,690
Broadline Retail	13,573	—	—	13,573
Consumer Finance	4,829	—	—	4,829
Ground Transportation	9,926	—	—	9,926
Health Care Equipment & Supplies	—	2,305	—	2,305
Hotels, Restaurants & Leisure	12,794	22,798	—	35,592
Insurance	—	4,048	—	4,048
Interactive Media & Services	569	12,973	—	13,542
Real Estate Management & Development	4,397	2,700	—	7,097
Semiconductors & Semiconductor Equipment	—	6,423	—	6,423
Textiles, Apparel & Luxury Goods	—	5,421	—	5,421
Total Assets	$55,277	$81,889	$—	$137,166

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$3,681	$3,561	$—	$7,242
Beverages	—	1,868	—	1,868
Broadline Retail	5,742	437	—	6,179
Consumer Finance	903	—	—	903
Ground Transportation	1,949	—	—	1,949
Health Care Equipment & Supplies	—	371	—	371
Hotels, Restaurants & Leisure	2,841	5,245	—	8,086
Interactive Media & Services	141	2,678	—	2,819
Real Estate Management & Development	889	473	—	1,362
Semiconductors & Semiconductor Equipment	—	1,659	—	1,659
Textiles, Apparel & Luxury Goods	—	1,169	—	1,169
Water Utilities	996	—	—	996
Total Common Stocks	17,142	17,461	—	34,603
Short-Term Investment
Investment Company	1,348	—	—	1,348
Total Assets	$18,490	$17,461	$—	$35,951

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets ex China
Assets:
Common Stocks
Air Freight & Logistics	$—	$39	$—	$39
Automobiles	—	440	—	440
Banks	234	1,471	—	1,705
Beverages	—	41	—	41
Broadline Retail	—	73	—	73
Capital Markets	—	43	—	43
Chemicals	—	75	—	75
Commercial Services & Supplies	—	42	—	42
Construction & Engineering	—	84	—	84
Consumer Finance	—	94	—	94
Consumer Staples Distribution & Retail	154	64	—	218
Containers & Packaging	—	83	—	83
Electrical Equipment	108	84	—	192
Electronic Equipment, Instruments & Components	—	337	—	337
Entertainment	—	14	—	14
Food Products	100	156	—	256
Ground Transportation	63	—	—	63
Health Care Providers & Services	69	199	—	268
Hotels, Restaurants & Leisure	89	13	—	102
Industrial Conglomerates	—	4	—	4
Information Technology Services	70	110	—	180
Insurance	70	414	—	484
Interactive Media & Services	—	33	—	33
Machinery	—	29	—	29
Metals & Mining	56	478	—	534
Oil, Gas & Consumable Fuels	—	225	—	225
Real Estate Management & Development	—	99	—	99
Semiconductors & Semiconductor Equipment	—	1,257	—	1,257
Tech Hardware, Storage & Peripherals	—	373	—	373
Tobacco	—	39	—	39
Wireless Telecommunication Services	—	20	—	20
Total Common Stocks	1,013	6,433	—	7,446
Short-Term Investment
Investment Company	80	—	—	80
Total Assets	$1,093	$6,433	$—	$7,526

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Automobiles	$—	$10,184	$—	$10,184
Banks	17,188	18,172	—	35,360
Beverages	9,279	—	—	9,279
Broadline Retail	22,336	—	—	22,336
Building Products	—	7,180	—	7,180
Chemicals	—	7,827	—	7,827
Construction & Engineering	—	2,739	—	2,739
Construction Materials	—	3,461	—	3,461
Consumer Finance	—	261	—	261
Consumer Staples Distribution & Retail	5,543	11,745	—	17,288
Electrical Equipment	5,225	18,534	—	23,759
Electronic Equipment, Instruments & Components	—	13,022	—	13,022
Ground Transportation	10,239	—	—	10,239
Health Care Equipment & Supplies	—	830	—	830
Information Technology Services	9,438	—	—	9,438
Life Sciences Tools & Services	—	2,541	—	2,541
Machinery	—	3,084	—	3,084
Pharmaceuticals	—	1,850	—	1,850
Real Estate Management & Development	—	4,233	—	4,233
Semiconductors & Semiconductor Equipment	—	23,279	—	23,279
Specialty Retail	—	13,838	—	13,838
Textiles, Apparel & Luxury Goods	—	6,510	—	6,510
Transportation Infrastructure	—	4,711	—	4,711
Wireless Telecommunication Services	—	7,648	—	7,648
Total Common Stocks	79,248	161,649	—	240,897
Short-Term Investment
Investment Company	3,628	—	—	3,628
Total Assets	$82,876	$161,649	$—	$244,525

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,933	$—	$2,933
Automobile Components	—	2,957	—	2,957
Automobiles	—	40,382	—	40,382
Banks	17,062	107,655	—	124,717
Beverages	—	9,765	—	9,765
Broadline Retail	—	24,891	—	24,891
Capital Markets	—	4,926	—	4,926
Chemicals	—	4,720	—	4,720
Construction & Engineering	—	5,597	—	5,597
Consumer Finance	—	5,089	—	5,089
Consumer Staples Distribution & Retail	9,772	4,532	—	14,304
Electrical Equipment	12,274	10,499	—	22,773
Electronic Equipment, Instruments & Components	—	21,476	—	21,476
Entertainment	—	4,343	—	4,343
Food Products	8,021	7,250	—	15,271
Ground Transportation	5,581	—	—	5,581
Health Care Providers & Services	2,466	4,912	—	7,378
Hotels, Restaurants & Leisure	11,734	7,603	—	19,337
Industrial Conglomerates	—	308	—	308
Information Technology Services	2,636	8,592	—	11,228
Insurance	4,478	22,841	—	27,319
Interactive Media & Services	1,633	28,970	—	30,603
Machinery	—	6,133	—	6,133
Metals & Mining	3,675	16,168	—	19,843
Oil, Gas & Consumable Fuels	—	12,622	—	12,622
Personal Care Products	—	2,217	—	2,217
Pharmaceuticals	—	3,275	—	3,275
Real Estate Management & Development	1,481	4,582	—	6,063
Semiconductors & Semiconductor Equipment	—	69,042	—	69,042
Tech Hardware, Storage & Peripherals	904	19,620	—	20,524
Tobacco	—	2,817	—	2,817
Total Common Stocks	81,717	466,717	—	548,434
Short-Term Investments
Investment Company	10,939	—	—	10,939
Total Assets	$92,656	$466,717	$—	$559,373

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$13,281	$—	$—	$13,281
Banks	10,472	—	—	10,472
Capital Markets	16,547	—	—	16,547
Chemicals	4,490	—	—	4,490
Commercial Services & Supplies	8,591	—	—	8,591
Construction Materials	15,111	—	—	15,111
Consumer Staples Distribution & Retail	12,855	—	—	12,855
Electric Utilities	6,125	—	—	6,125
Entertainment	10,258	—	—	10,258
Financial Services	5,501	—	—	5,501
Insurance	15,495	—	—	15,495
Pharmaceuticals	20,103	—	—	20,103
Semiconductors & Semiconductor Equipment	31,487	—	—	31,487
Software	15,981	—	—	15,981
Textiles, Apparel & Luxury Goods	2,019	—	—	2,019
Trading Companies & Distributors	20,084	—	—	20,084
Total Common Stocks	208,400	—	—	208,400
Short-Term Investment
Investment Company	2,480	—	—	2,480
Total Assets	$210,880	$—	$—	$210,880

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Automobiles	$2,147	$—	$—	$2,147
Banks	2,119	—	—	2,119
Broadline Retail	1,376	—	—	1,376
Building Products	286	—	—	286
Capital Markets	2,196	—	—	2,196
Chemicals	648	—	—	648
Commercial Services & Supplies	604	—	—	604
Construction Materials	2,442	—	—	2,442
Consumer Staples Distribution & Retail	320	—	—	320
Diversified Telecommunication Services	357	—	—	357
Electric Utilities	444	—	—	444
Entertainment	1,158	—	—	1,158
Financial Services	934	—	—	934
Ground Transportation	443	—	—	443
Hotels, Restaurants & Leisure	147	—	—	147
Household Durables	256	—	—	256
Insurance	2,088	—	—	2,088
Interactive Media & Services	1,863	—	—	1,863
Life Sciences Tools & Services	87	—	—	87
Metals & Mining	74	—	—	74
Oil, Gas & Consumable Fuels	929	—	—	929
Passenger Airlines	171	—	—	171
Pharmaceuticals	1,556	—	—	1,556
Professional Services	173	—	—	173
Semiconductors & Semiconductor Equipment	3,677	—	—	3,677
Software	2,711	—	—	2,711
Specialty Retail	1,286	—	—	1,286
Tech Hardware, Storage & Peripherals	1,838	—	—	1,838
Textiles, Apparel & Luxury Goods	80	464	—	544
Trading Companies & Distributors	1,910	—	—	1,910
Total Common Stocks	34,320	464	—	34,784
Short-Term Investment
Investment Company	352	—	—	352
Total Assets	$34,672	$464	$—	$35,136

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$—	$1,780	$—	$1,780
Air Freight & Logistics	555	—	—	555
Automobiles	2,782	—	—	2,782
Biotechnology	2,934	—	—	2,934
Broadline Retail	1,926	—	—	1,926
Financial Services	—	1,085	—	1,085
Health Care Providers & Services	1,260	—	—	1,260
Hotels, Restaurants & Leisure	791	1,848	—	2,639
Household Durables	1,613	3,221	—	4,834
Independent Power & Renewable Electricity Producers	3,579	—	—	3,579
Information Technology Services	2,025	—	—	2,025
Life Sciences Tools & Services	—	1,477	—	1,477
Pharmaceuticals	2,322	—	—	2,322
Software	7,040	1,121	—	8,161
Specialty Retail	2,871	—	—	2,871
Total Common Stocks	29,698	10,532	—	40,230
Investment Company	700	—	—	700
Short-Term Investments
Investment Company	1,983	—	—	1,983
Repurchase Agreements	—	437	—	437
Total Short-Term Investments	1,983	437	—	2,420
Total Assets	$32,381	$10,969	$—	$43,350

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Focus Real Estate
Assets:
Common Stocks
Data Centers	$409	$—	$—	$409
Diversified	—	712	—	712
Health Care	526	—	—	526
Industrial	329	170	—	499
Industrial/Office Mixed	—	37	—	37
Lodging/Resorts	40	104	—	144
Office	100	102	—	202
Residential	473	169	—	642
Retail	532	151	—	683
Self Storage	214	38	—	252
Specialty	261	—	—	261
Telecommunications REITs	439	—	—	439
Timberland REITs	99	—	—	99
Total Common Stocks	3,422	1,483	—	4,905
Short-Term Investment
Investment Company	21	—	—	21
Total Assets	$3,443	$1,483	$—	$4,926

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$154,219	$69,204	$—	$223,423
Capital Markets	227,393	—	—	227,393
Electronic Equipment, Instruments & Components	47,714	—	—	47,714
Entertainment	—	14,367	—	14,367
Financial Services	174,327	—	—	174,327
Health Care Equipment & Supplies	263,097	—	—	263,097
Health Care Providers & Services	93,058	—	—	93,058
Hotels, Restaurants & Leisure	71,564	—	—	71,564
Household Products	65,021	67,574	—	132,595
Information Technology Services	115,255	—	—	115,255
Insurance	178,593	—	—	178,593
Interactive Media & Services	72,139	—	—	72,139
Life Sciences Tools & Services	74,027	—	—	74,027
Machinery	50,687	—	—	50,687
Personal Care Products	—	157,129	—	157,129
Pharmaceuticals	27,485	—	—	27,485
Professional Services	158,246	140,214	—	298,460
Software	292,781	201,924	—	494,705
Specialty Retail	42,992	—	—	42,992
Textiles, Apparel & Luxury Goods	—	61,085	—	61,085
Tobacco	35,905	—	—	35,905
Total Common Stocks	2,144,503	711,497	—	2,856,000
Short-Term Investment
Investment Company	41,658	—	—	41,658
Total Assets	$2,186,161	$711,497	$—	$2,897,658

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$6,229	$5,457	$—	$11,686
Communications	31,949	9,907	—	41,856
Diversified	4,583	14,760	—	19,343
Electricity Transmission & Distribution	23,185	24,253	—	47,438
Oil & Gas Storage & Transportation	89,421	5,125	—	94,546
Others	28,003	1,432	—	29,435
Railroad	492	—	—	492
Toll Roads	—	3,618	—	3,618
Water	4,896	6,630	—	11,526
Total Common Stocks	188,758	71,182	—	259,940
Short-Term Investments
Investment Company	2,914	—	—	2,914
Repurchase Agreements	—	71	—	71
Total Short-Term Investments	2,914	71	—	2,985
Total Assets	$191,672	$71,253	$—	$262,925

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Automobiles	$4,424	$—	$—	$4,424
Banks	266	—	—	266
Biotechnology	1,958	—	—	1,958
Broadline Retail	9,315	—	—	9,315
Entertainment	2,568	—	—	2,568
Financial Services	3,774	4,155	—	7,929
Ground Transportation	1,640	—	—	1,640
Health Care Providers & Services	630	—	—	630
Hotels, Restaurants & Leisure	4,596	496	—	5,092
Information Technology Services	8,451	—	—	8,451
Leisure Products	260	—	—	260
Media	2,818	—	—	2,818
Pharmaceuticals	2,598	—	—	2,598
Real Estate Management & Development	108	—	—	108
Software	7,329	—	—	7,329
Specialty Retail	2,085	—	—	2,085
Total Common Stocks	52,820	4,651	—	57,471
Preferred Stock
Software	—	—	20	20
Investment Company	1,419	—	—	1,419
Call Options Purchased	—	53	—	53
Short-Term Investment
Investment Company	623	—	—	623
Total Assets	$54,862	$4,704	$20	$59,586

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred
Stock
Global Insight	(000)
Beginning Balance	$19
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1
Realized gains (losses)	—
Ending Balance	$20
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at September 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$20	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.8x	Increase
			Discount for Lack of Marketability	6.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	6.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$153,904	$—		$153,904
Banks	147,872	97,063	—		244,935
Broadline Retail	387,700	—	—		387,700
Capital Markets	—	46,718	—		46,718
Electrical Equipment	—	74,070	—		74,070
Electronic Equipment, Instruments & Components	—	36,712	—	†	36,712	†
Entertainment	240,598	—	—		240,598
Financial Services	217,021	—	—		217,021
Ground Transportation	255,968	—	—		255,968
Hotels, Restaurants & Leisure	268,027	79,885	—		347,912
Information Technology Services	107,849	—	—		107,849
Interactive Media & Services	206,240	—	—		206,240
Semiconductors & Semiconductor Equipment	—	98,191	—		98,191
Software	301,401	—	—		301,401
Textiles, Apparel & Luxury Goods	72,590	191,568	—		264,158
Total Assets	$2,205,266	$778,111	$—	†	$2,983,377	†

† Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Global Opportunity	(000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$—

† Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$—	$396		$—	$396
Automobiles	7	—		—	7
Banks	25	—		—	25
Beverages	60	3		—	63
Broadline Retail	112	—		—	112
Capital Markets	354	—		—	354
Chemicals	6	—		—	6
Commercial Services & Supplies	22	189		—	211
Consumer Staples Distribution & Retail	66	—		—	66
Entertainment	—	5		—	5
Ground Transportation	187	—		—	187
Health Care Equipment & Supplies	—	24		—	24
Hotels, Restaurants & Leisure	62	—		—	62
Household Durables	—	80		—	80
Information Technology Services	387	—		—	387
Insurance	4	—		—	4
Life Sciences Tools & Services	163	238		—	401
Metals & Mining	125	—		—	125
Oil, Gas & Consumable Fuels	211	—		—	211
Personal Care Products	—	5		—	5
Pharmaceuticals	283	—		—	283
Real Estate Management & Development	67	—		—	67
Semiconductors & Semiconductor Equipment	32	—		—	32
Software	170	—		—	170
Specialized REITs	195	—		—	195
Specialty Retail	188	—		—	188
Textiles, Apparel & Luxury Goods	126	143		—	269
Total Common Stocks	2,852	1,083		—	3,935
Investment Company	104	—		—	104
Warrants	—	—	†	—	—	†
Call Options Purchased	—	4		—	4
Short-Term Investment
Investment Company	60	—		—	60
Total Assets	$3,016	$1,087	†	$—	$4,103	†

† Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Data Centers	$3,702	$157	$—	$3,859
Diversified	—	6,125	—	6,125
Health Care	5,122	137	—	5,259
Industrial	3,403	1,465	—	4,868
Industrial/Office Mixed	—	523	—	523
Lodging/Resorts	338	818	—	1,156
Office	907	961	—	1,868
Residential	4,677	1,617	—	6,294
Retail	4,944	1,439	—	6,383
Self Storage	2,766	332	—	3,098
Specialty	1,995	219	—	2,214
Telecommunications REITs	381	—	—	381
Total Common Stocks	28,235	13,793	—	42,028
Rights	—	3	—	3
Short-Term Investment
Investment Company	446	—	—	446
Total Assets	$28,681	$13,796	$—	$42,477

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Stars
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,026		$—	$1,026
Beverages	—	1,201		—	1,201
Biotechnology	—	1,637		—	1,637
Capital Markets	6,529	—		—	6,529
Electronic Equipment, Instruments & Components	—	1,670		—	1,670
Entertainment	1,690	—		—	1,690
Financial Services	4,620	—		—	4,620
Ground Transportation	2,604	—		—	2,604
Health Care Equipment & Supplies	1,004	—		—	1,004
Health Care Providers & Services	2,036	—		—	2,036
Hotels, Restaurants & Leisure	2,317	—		—	2,317
Insurance	4,011	—		—	4,011
Interactive Media & Services	3,655	1,473		—	5,128
Life Sciences Tools & Services	3,805	—		—	3,805
Machinery	—	1,679		—	1,679
Pharmaceuticals	1,495	—		—	1,495
Professional Services	3,109	3,539		—	6,648
Semiconductors & Semiconductor Equipment	1,960	—		—	1,960
Software	9,075	6,345		—	15,420
Textiles, Apparel & Luxury Goods	1,674	—		—	1,674
Total Common Stocks	49,584	18,570		—	68,154
Warrants	—	—	†	—	—	†
Short-Term Investment
Investment Company	978	—		—	978
Total Assets	$50,562	$18,570	†	$—	$69,132	†

† Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$275,756	$—	$—		$275,756
Biotechnology	45,320	—	—		45,320
Broadline Retail	188,699	—	—		188,699
Capital Markets	42,705	—	—		42,705
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	172,565	—	—		172,565
Financial Services	231,877	145,306	—		377,183
Ground Transportation	51,385	—	—		51,385
Health Care Providers & Services	30,262	—	—		30,262
Health Care Technology	25,740	—	—		25,740
Hotels, Restaurants & Leisure	446,881	—	—		446,881
Information Technology Services	678,799	—	—		678,799
Leisure Products	16,290	—	—		16,290
Life Sciences Tools & Services	14,106	—	—		14,106
Media	269,181	—	—		269,181
Pharmaceuticals	161,333	—	—		161,333
Software	437,962	—	—		437,962
Specialized REITs	12,197	—	—		12,197
Specialty Retail	176,706	—	—		176,706
Total Common Stocks	3,277,764	145,306	—	†	3,423,070	†
Preferred Stocks
Financial Services	—	—	17,593		17,593
Software	—	—	92,884		92,884
Total Preferred Stocks	—	—	110,477		110,477
Investment Company	87,697	—	—		87,697
Call Options Purchased	—	3,012	—		3,012
Short-Term Investments
Investment Company	40,300	—	—		40,300
Repurchase Agreements	—	336	—		336
Total Short-Term Investments	40,300	336	—		40,636
Total Assets	$3,405,761	$148,654	$110,477	†	$3,664,892	†

† Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$145,889
Purchases	—		—
Sales	—		(33,268)
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(829)
Realized gains (losses)	—		(1,315)
Ending Balance	$—	†	$110,477
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$—		$(829)

† Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$110,477	Market Transaction Method	Precedent Transaction	$27.51-$73.50/$66.18	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.5%-15.5%/14.3%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3x-16.5x/8.7x	Increase
			Discount for Lack of Marketability	11.0%-12.0%/11.8%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Biotechnology	$18,034	$—		$—	$18,034
Broadline Retail	23,145	—		—	23,145
Chemicals	231	—		—	231
Financial Services	30,247	—		—	30,247
Health Care Equipment & Supplies	910	—		—	910
Health Care Providers & Services	10,721	—		—	10,721
Health Care Technology	12,409	—		—	12,409
Household Durables	—	3,190		—	3,190
Information Technology Services	36,066	—		—	36,066
Interactive Media & Services	14,715	—		—	14,715
Leisure Products	17,055	—		—	17,055
Life Sciences Tools & Services	16,848	—		—	16,848
Media	1,401	—		—	1,401
Metals & Mining	757	—		—	757
Passenger Airlines	1,447	—		—	1,447
Personal Care Products	9,826	—		—	9,826
Pharmaceuticals	1,093	—		—	1,093
Real Estate Management & Development	7,614	—		—	7,614
Software	64,858	—		—	64,858
Specialty Retail	13,844	—		—	13,844
Tech Hardware, Storage & Peripherals	4,345	—		—	4,345
Textiles, Apparel & Luxury Goods	1,803	—		—	1,803
Total Common Stocks	287,369	3,190		—	290,559
Preferred Stocks
Health Care Technology	—	—		4,184	4,184
Software	—	—		3,610	3,610
Total Preferred Stocks	—	—		7,794	7,794
Investment Company	8,314	—		—	8,314
Warrants	—	—	†	—	—	†
Call Options Purchased	—	290		—	290
Short-Term Investments
Investment Company	7,993	—		—	7,993
Repurchase Agreements	—	1,578		—	1,578
Total Short-Term Investments	7,993	1,578		—	9,571
Total Assets	$303,676	$5,058	†	$7,794	$316,528	†

† Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)
Beginning Balance	$8,692
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(898)
Realized gains (losses)	—
Ending Balance	$7,794
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$(898)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at September 30, 2024 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$7,794	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%-17.0%/15.7%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.6x-16.6x/3.6x	Increase
			Discount for Lack of Marketability	6.0%-19.0%/13.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.6x-15.2x/4.5x	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$240,410	$—	$240,410
Banks	141,258	90,022	—	231,280
Broadline Retail	146,988	—	—	146,988
Capital Markets	64,125	89,189	—	153,314
Electrical Equipment	—	154,420	—	154,420
Electronic Equipment, Instruments & Components	—	134,098	—	134,098
Entertainment	197,947	—	—	197,947
Financial Services	—	47,077	—	47,077
Food Products	—	40,376	—	40,376
Ground Transportation	112,401	—	—	112,401
Health Care Equipment & Supplies	—	104,266	—	104,266
Hotels, Restaurants & Leisure	—	41,674	—	41,674
Information Technology Services	115,197	—	—	115,197
Insurance	—	87,857	—	87,857
Interactive Media & Services	—	47,006	—	47,006
Multi-Utilities	47,545	—	—	47,545
Personal Care Products	—	83,671	—	83,671
Pharmaceuticals	—	46,517	—	46,517
Semiconductors & Semiconductor Equipment	—	268,285	—	268,285
Textiles, Apparel & Luxury Goods	73,765	608,606	—	682,371
Total Common Stocks	899,226	2,083,474	—	2,982,700
Short-Term Investments
Investment Company	41,366	—	—	41,366
Repurchase Agreements	—	200	—	200
Total Short-Term Investments	41,366	200	—	41,566
Total Assets	$940,592	$2,083,674	$—	$3,024,266

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$21,044		$—	$21,044
Air Freight & Logistics	—	17,436		—	17,436
Banks	—	50,732		—	50,732
Beverages	—	86,981		—	86,981
Capital Markets	—	60,286		—	60,286
Electrical Equipment	—	26,718		—	26,718
Electronic Equipment, Instruments & Components	—	83,709		—	83,709
Entertainment	—	21,467		—	21,467
Food Products	—	19,043		—	19,043
Health Care Equipment & Supplies	—	7,396		—	7,396
Hotels, Restaurants & Leisure	—	32,137		—	32,137
Household Durables	—	19,797		—	19,797
Household Products	—	17,896		—	17,896
Information Technology Services	—	24,029		—	24,029
Insurance	—	96,492		—	96,492
Interactive Media & Services	—	36,316		—	36,316
Life Sciences Tools & Services	—	28,652		—	28,652
Machinery	—	67,988		—	67,988
Metals & Mining	19,471	29,573		—	49,044
Oil, Gas & Consumable Fuels	12,914	30,352		—	43,266
Personal Care Products	—	55,946		—	55,946
Pharmaceuticals	—	102,216		—	102,216
Professional Services	—	35,059		—	35,059
Semiconductors & Semiconductor Equipment	14,055	26,682		—	40,737
Software	29,677	43,700		—	73,377
Tech Hardware, Storage & Peripherals	—	16,922		—	16,922
Textiles, Apparel & Luxury Goods	—	48,829		—	48,829
Total Common Stocks	76,117	1,107,398		—	1,183,515
Warrants	—	—	†	—	—	†
Short-Term Investment
Investment Company	21,717	—		—	21,717
Total Assets	$97,834	$1,107,398	†	$—	$1,205,232	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$56,620	$—	$56,620
Banks	61,715	68,693	—	130,408
Beverages	—	21,204	—	21,204
Broadline Retail	98,343	—	—	98,343
Capital Markets	—	27,732	—	27,732
Electrical Equipment	—	38,747	—	38,747
Electronic Equipment, Instruments & Components	—	23,100	—	23,100
Entertainment	44,711	—	—	44,711
Financial Services	—	14,009	—	14,009
Ground Transportation	23,302	—	—	23,302
Hotels, Restaurants & Leisure	35,356	56,847	—	92,203
Information Technology Services	30,139	—	—	30,139
Interactive Media & Services	—	14,752	—	14,752
Personal Care Products	—	14,233	—	14,233
Semiconductors & Semiconductor Equipment	—	64,084	—	64,084
Specialty Retail	—	24,872	—	24,872
Textiles, Apparel & Luxury Goods	25,872	111,199	—	137,071
Water Utilities	13,618	—	—	13,618
Total Assets	$333,056	$536,092	$—	$869,148

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
International Resilience
Assets:
Common Stocks
Aerospace & Defense	$—	$46		$—	$46
Beverages	—	136		—	136
Capital Markets	—	104		—	104
Electrical Equipment	—	60		—	60
Electronic Equipment, Instruments & Components	—	177		—	177
Entertainment	—	50		—	50
Financial Services	60	—		—	60
Health Care Equipment & Supplies	—	48		—	48
Hotels, Restaurants & Leisure	—	40		—	40
Household Products	41	32		—	73
Information Technology Services	—	53		—	53
Insurance	49	58		—	107
Interactive Media & Services	—	42		—	42
Life Sciences Tools & Services	43	60		—	103
Machinery	—	95		—	95
Personal Care Products	—	144		—	144
Pharmaceuticals	—	159		—	159
Professional Services	—	121		—	121
Semiconductors & Semiconductor Equipment	48	46		—	94
Software	62	115		—	177
Textiles, Apparel & Luxury Goods	—	71		—	71
Total Common Stocks	303	1,657		—	1,960
Warrants	—	—	†	—	—	†
Short-Term Investment
Investment Company	18	—		—	18
Total Assets	$321	$1,657	†	$—	$1,978	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset Real Return
Assets:
Common Stocks
Chemicals	$510	$359	$—	$869
Construction Materials	44	96	—	140
Containers & Packaging	92	5	—	97
Energy Equipment & Services	56	4	—	60
Metals & Mining	811	458	—	1,269
Oil, Gas & Consumable Fuels	901	286	—	1,187
Paper & Forest Products	4	30	—	34
Total Common Stocks	2,418	1,238	—	3,656
U.S. Treasury Security	—	12,486	—	12,486
Short-Term Investments
Investment Company	2,786	—	—	2,786
Repurchase Agreements	—	13	—	13
Total Short-Term Investments	2,786	13	—	2,799
Foreign Currency Forward Exchange Contracts	—	—@	—	—@
Total Assets	5,204	13,737	—	18,941
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1)	—	(1)
Future Contract	(22)	—	—	(22)
Total Return Swap Agreement	—	(82)	—	(82)
Total Liabilities	(22)	(83)	—	(105)
Total	$5,182	$13,654	$—	$18,836

@	Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Next Gen Emerging Markets
Assets:
Common Stocks
Automobile Components	$—	$329	$—	$329
Banks	—	6,014	—	6,014
Beverages	—	243	—	243
Broadline Retail	1,094	—	—	1,094
Building Products	—	526	—	526
Consumer Finance	—	570	—	570
Consumer Staples Distribution & Retail	—	569	—	569
Food Products	—	2,189	—	2,189
Health Care Providers & Services	—	955	—	955
Hotels, Restaurants & Leisure	449	178	—	627
Information Technology Services	632	2,182	—	2,814
Metals & Mining	—	559	—	559
Oil, Gas & Consumable Fuels	219	748	—	967
Pharmaceuticals	—	620	—	620
Real Estate Management & Development	—	484	—	484
Software	—	571	—	571
Specialty Retail	—	1,412	—	1,412
Textiles, Apparel & Luxury Goods	—	894	—	894
Wireless Telecommunication Services	—	687	—	687
Total Common Stocks	2,394	19,730	—	22,124
Short-Term Investment
Investment Company	360	—	—	360
Total Assets	$2,754	$19,730	$—	$22,484

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Passport Overseas Equity
Assets:
Common Stocks
Aerospace & Defense	$278	$10,055	$—	$10,333
Banks	7,279	5,539	—	12,818
Beverages	—	3,557	—	3,557
Biotechnology	2,741	—	—	2,741
Broadline Retail	10,992	—	—	10,992
Chemicals	—	6,898	—	6,898
Containers & Packaging	—	1,042	—	1,042
Electronic Equipment, Instruments & Components	—	3,115	—	3,115
Entertainment	4,817	1,818	—	6,635
Food Products	—	1,095	—	1,095
Health Care Equipment & Supplies	—	817	—	817
Health Care Providers & Services	—	1,584	—	1,584
Hotels, Restaurants & Leisure	5,247	—	—	5,247
Household Durables	1,713	4,750	—	6,463
Industrial Conglomerates	—	2,612	—	2,612
Information Technology Services	—	1,698	—	1,698
Interactive Media & Services	—	2,769	—	2,769
Machinery	—	1,446	—	1,446
Metals & Mining	1,517	10,655	—	12,172
Oil, Gas & Consumable Fuels	1,529	8,040	—	9,569
Passenger Airlines	2,088	—	—	2,088
Personal Care Products	1,871	7,084	—	8,955
Pharmaceuticals	—	10,744	—	10,744
Professional Services	—	4,488	—	4,488
Semiconductors & Semiconductor Equipment	950	10,835	—	11,785
Software	2,803	—	—	2,803
Tech Hardware, Storage & Peripherals	—	5,291	—	5,291
Textiles, Apparel & Luxury Goods	—	2,263	—	2,263
Total Common Stocks	43,825	108,195	—	152,020
Preferred Stock
Biotechnology	—	—	1,375	1,375
Short-Term Investments
Investment Company	4,234	—	—	4,234
Repurchase Agreements	—	370	—	370
Total Short-Term Investments	4,234	370	—	4,604
Futures Contracts	570	—	—	570
Total Assets	$48,629	$108,565	$1,375	$158,569

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Passport Overseas Equity	Preferred Stock (000)
Beginning Balance	$1,250
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	125
Realized gains (losses)	—
Ending Balance	$1,375
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$125

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

Passport Overseas Equity	Fair Value at September 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$1,375	Market Transaction Method	Precedent Transaction	$42.06	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Permanence
Assets:
Common Stocks
Aerospace & Defense	$51	$237		$—	$288
Beverages	65	—		—	65
Broadline Retail	173	—		—	173
Capital Markets	434	—		—	434
Chemicals	12	—		—	12
Commercial Services & Supplies	43	139		—	182
Construction Materials	5	—		—	5
Consumer Staples Distribution & Retail	91	—		—	91
Distributors	5	—		—	5
Diversified Consumer Services	5	—		—	5
Entertainment	39	—		—	39
Food Products	51	—		—	51
Ground Transportation	225	—		—	225
Health Care Equipment & Supplies	7	—		—	7
Health Care Technology	22	—		—	22
Hotels, Restaurants & Leisure	178	—		—	178
Household Durables	88	54		—	142
Information Technology Services	416	—		—	416
Insurance	5	—		—	5
Life Sciences Tools & Services	262	182		—	444
Metals & Mining	128	—		—	128
Oil, Gas & Consumable Fuels	221	—		—	221
Personal Care Products	24	—		—	24
Pharmaceuticals	231	—		—	231
Real Estate Management & Development	67	—		—	67
Semiconductors & Semiconductor Equipment	34	—		—	34
Software	218	—		—	218
Specialized REITs	258	—		—	258
Specialty Retail	335	—		—	335
Textiles, Apparel & Luxury Goods	—	96		—	96
Trading Companies & Distributors	11	—		—	11
Total Common Stocks	3,704	708		—	4,412
Investment Company	108	—		—	108
Warrants	—	—	†	—	—	†
Call Options Purchased	—	4		—	4
Short-Term Investment
Investment Company	29	—		—	29
Total Assets	$3,841	$712	†	$—	$4,553	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks	$345,838	(1)	$—	$—	$345,838
Short-Term Investment
Investment Company	3,747		—	—	3,747
Total Assets	$349,585		$—	$—	$349,585

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Focus Real Estate
Assets:
Common Stocks	$5,269	(1)	$—	$—	$5,269
Short-Term Investment
Investment Company	25		—	—	25
Total Assets	$5,294		$—	$—	$5,294

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks	$28,612	(1)	$—	$—	$28,612
Short-Term Investment
Investment Company	301		—	—	301
Total Assets	$28,913		$—	$—	$28,913

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Vitality
Assets:
Common Stocks	$2,230	(1)	$—	$—	$2,230
Short-Term Investments
Investment Company	115		—	—	115
Repurchase Agreements	—		16	—	16
Total Short-Term Investments	115		16	—	131
Total Assets	$2,345		$16	$—	$2,361

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.